UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: October 31, 2012

Steven I. Koszalka

American Funds Target Date Retirement Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

The right choice for the long term®

American Funds
Target Date Retirement Series®

Special feature

Managing the mix

► See page 8

Annual report for the year ended October 31, 2012

American Funds Target Date Retirement Series seeks to help investors saving for retirement. Each fund in the series is an age-appropriate portfolio of actively managed stock and bond funds, the mix of which becomes increasingly focused on providing income and stability as the targeted retirement date approaches and passes.

American Funds offers the series to investors in IRAs and tax-deferred retirement plans. American Funds is one of the nation’s largest mutual fund families. For more than 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment for the periods ended September 30, 2012 (the most recent calendar quarter-end). The returns reflect the 5.75% maximum sales charge with all distributions reinvested. Also shown are the gross and net expense ratios as of the series’ prospectus dated January 1, 2013 (unaudited).

Class A shares	1 year	5 years	Lifetime*	Gross expense ratio	Net expense ratio
American Funds 2055 Target Date Retirement Fund®	15.86%	—%	7.31%	0.97%	0.79%
American Funds 2050 Target Date Retirement Fund®	15.64	–0.45	1.47	0.89	0.79
American Funds 2045 Target Date Retirement Fund®	15.63	–0.46	1.46	0.89	0.79
American Funds 2040 Target Date Retirement Fund®	15.61	–0.45	1.47	0.88	0.78
American Funds 2035 Target Date Retirement Fund®	15.53	–0.45	1.48	0.87	0.77
American Funds 2030 Target Date Retirement Fund®	15.37	–0.33	1.54	0.87	0.77
American Funds 2025 Target Date Retirement Fund®	14.22	–0.43	1.40	0.86	0.76
American Funds 2020 Target Date Retirement Fund®	11.29	–0.32	1.42	0.84	0.74
American Funds 2015 Target Date Retirement Fund®	9.29	0.19	1.74	0.83	0.73
American Funds 2010 Target Date Retirement Fund®	8.06	0.49	1.91	0.82	0.72

*	Since February 1, 2007, for all funds except the 2055 Fund, which began February 1, 2010.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The target date funds invest in Class R-6 shares of the underlying funds, and expenses include the weighted average expenses of the underlying funds. The series’ investment adviser is currently waiving its management fee of 0.10%, and reimbursing certain expenses in all share classes of American Funds 2055 Target Date Retirement Fund. In addition, through December 31, 2011, the investment adviser reimbursed certain expenses for the R-1 share class of the target date funds. The waiver for all funds and the reimbursement for American Funds 2055 Target Date Retirement Fund will be in effect at least through December 31, 2013. After that time, the adviser may elect at its discretion to extend, modify or terminate the reimbursement. The waiver may only be modified or terminated with the approval of the series’ board of trustees. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher.

Most investments carry some degree of risk. For example, investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity, price volatility and political instability. These risks may be heightened in connection with investments in developing countries. Investing in smaller companies entails further risks. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. The return of principal in bond funds and in a fund’s bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks that are associated with the bonds owned by the underlying fund. Fund shares of U.S. Government Securities Fund® are not guaranteed by the U.S. government. Diversification does not eliminate the risk of investing; losses are possible in diversified portfolios. Refer to the series’ prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Fellow investors:

We welcome the opportunity to present the American Funds Target Date Retirement Series annual report for the fiscal year ended October 31, 2012.

With solid returns in both the equity and bond markets setting the backdrop, we’re pleased to report that all of the funds in the series posted solid results, ranging from 9.3% to 12.2%. A glance at the table on the following page illustrates that each fund in the series outpaced its respective Lipper peer group.

While we are gratified by the funds’ results over the past 12 months, it’s important to be mindful that one year is just a snapshot when it comes to investing for retirement. Since investing for retirement and living in retirement could stretch across decades, it’s prudent to maintain a long-term investment perspective.

The economy
The U.S. economic recovery advanced, albeit slowly, for much of the reporting period. The U.S. gross domestic product (GDP) annual growth rate was a strong 4.1% in the fourth quarter of 2011, before moderating in the first three quarters of 2012. In the international arena, Europe’s sovereign debt problems and geopolitical issues in the Middle East weighed on economic progress.

There were a number of heartening indicators in the U.S. Steady job growth over the period dropped the unemployment rate to 7.9% at the end of October. Inflation remained subdued, with the Consumer Price Index, a key measure of inflation, increasing 2.2% year-over-year as of October 31. The housing market showed signs of an ongoing rebound, with the Standard & Poor’s/Case-Shiller 20-City Composite Home Price Index (a benchmark that tracks the value of residential real estate in 20 metropolitan areas) notching six straight month-over-month gains through September.

The stock market
Driven by encouraging economic news, global equity markets generally posted solid returns. The U.S. stock market rose sharply over the past 12 months, with the unmanaged Standard & Poor’s 500 Composite Index (a leading large-cap stock benchmark) rising 15.2%. Despite Europe’s ongoing sovereign debt problems, international markets were generally positive, with the unmanaged MSCI All Country World ex USA Index (a leading global benchmark that includes both developed and emerging markets excluding the U.S.) moving up 4.0%* for the fiscal year.

The U.S. market started 2012 on a high note, posting solid gains in January and February as the European Central Bank

In this report

Special feature

8	Managing the mix Needs change as investors move through life. Target date funds are designed to evolve over the years.

Contents

1	Letter to investors

4	The value of a $10,000 investment

7	Investment strategy for American Funds Target Date Retirement Series

12	Investment portfolios

22	Financial statements

58	Board of trustees and other officers

*	Unless otherwise noted, MSCI indexes are stated in U.S. dollars and their results reflect dividends net of withholding taxes.

American Funds Target Date Retirement Series	1

Since investing for retirement and living in retirement could stretch across decades, it’s prudent to maintain a long-term investment perspective.

Results at a glance (for periods ended October 31, 2012, with all distributions reinvested)

	Total returns	Average annual total returns

	1 year	5 years		Lifetime (since 2/1/07)

American Funds Target Date Retirement Series (Class A shares):
2055 Fund	12.18%	—%		9.22	%*

2050 Fund	12.13	0.08		2.41

2045 Fund	12.07	0.07		2.40

2040 Fund	12.05	0.08		2.41

2035 Fund	12.08	0.09		2.42

2030 Fund	12.07	0.21		2.48

2025 Fund	11.65	0.09		2.34

2020 Fund	10.35	0.28		2.40

2015 Fund	9.54	0.89		2.71

2010 Fund	9.33	1.26		2.91

Standard & Poor’s 500 Composite Index	15.19	0.36		1.77

MSCI All Country World ex USA Index	3.98	–5.08		–1.08

Barclays U.S. Aggregate Index	5.25	6.38		6.41

Lipper Mixed-Asset Target Indexes:
2050+ Funds Index	10.01	–1.45	†	0.78	†

2045 Funds Index	10.68	–1.10	†	0.68	†

2040 Funds Index	9.84	–0.80		0.90

2035 Funds Index	10.28	–0.83	†	0.90	†

2030 Funds Index	9.33	–0.19		1.51

2025 Funds Index	9.70	0.33		1.43	†

2020 Funds Index	8.67	1.75		2.82

2015 Funds Index	7.47	1.82		2.83

2010 Funds Index	7.37	2.46		3.35

The S&P 500 is a broad measure of primarily large U.S. stocks. The MSCI All Country World ex USA Index is a free float-adjusted market capitalization weighted index designed to measure developed and emerging equity markets excluding the U.S., and its results reflect dividends net of withholding taxes. The Barclays U.S. Aggregate Index represents the U.S. investment-grade, fixed-rate bond market. These market indexes are unmanaged and, therefore, have no expenses. The Lipper indexes track the largest funds in the corresponding category’s Lipper average. The Lipper indexes and averages track target date funds in five-year increments.

*	For the period February 1, 2010, commencement of operations, through October 31, 2012.
†	The Lipper index was not in existence for the entire period. Results shown are for the corresponding Lipper average.

2	American Funds Target Date Retirement Series

provided large-scale funding to European banks, and the Federal Reserve stated that it would likely keep short-term interest rates near zero longer than previously planned. Stocks hit a period of turbulence in April and May amid signs of slowing growth in the U.S. and China, driving the U.S. market to two consecutive negative months. A summertime rally was triggered by pockets of strength in the U.S. economy and assurances by the Federal Reserve that it would provide additional stimulus if necessary.

The bond market
The continuation of low interest rates — particularly short-term interest rates — fueled a broad rally across most sectors of the bond market. The Barclays U.S. Aggregate Index (a measure of the broad investment-grade fixed-income market) gained 5.3% over the 12-month period. The government, municipal and corporate investment-grade (BBB and above) bond sectors all realized positive results. Risk taking was rewarded, with the high-yield sector leading the way, as demonstrated by the 13.6% return of the Barclays U.S. Corporate High-Yield 2% Issuer Capped Index.

The Federal Reserve affirmed its commitment to low short-term interest rates. In September, the Fed launched a third round of quantitative easing (QE3), which involves buying an additional $40 billion in mortgage-backed securities each month.

In addition, the Fed continued “Operation Twist” (in which it uses proceeds from its sales of short-term U.S. Treasury securities to purchase longer term Treasuries in an effort to place downward pressure on longer term interest rates) and indicated that it plans to keep short-term rates exceptionally low through at least mid-2015.

The series
Each fund in the series is a diverse combination of individual American Funds. The funds with target dates further into the future are more oriented toward growth, and therefore hold a larger allocation of equity-focused funds. Given the fact that the stock market had a particularly good 12-month period, the later dated funds in the series posted the best results.

The funds in the series with target dates that are closer to — or in — retirement have more of an income focus. Therefore, they hold a larger percentage of bond funds. The goal of these funds is to preserve what has been accumulated. For more information on how the funds are managed across the passage of time, we invite you to read the article “Managing the mix” that begins on page 8.

Looking ahead
In the near term, some significant issues remain, such as the euro zone debt problems and fiscal policy dilemmas in the U.S. Despite the challenges, the portfolio counselors remain focused on providing investors with a series of diverse funds that are aligned to pursue the needs of retirement investors.

As always, we encourage all investors to stay committed to long-term investing and to maintain a diversified portfolio of investments.

We appreciate the trust you have placed in American Funds. We look forward to reporting to you again in six months’ time.

Cordially,

John H. Smet
Vice Chairman of the Board

Michael J. Downer
President

December 7, 2012

For current information about the series, visit americanfunds.com.

American Funds Target Date Retirement Series	3

The value of a $10,000 investment
(for periods ended October 31, 2012, with distributions reinvested)

Fund results shown are for Class A shares and reflect deduction of the maximum sales charge of 5.75% on the $10,000 investment.1 Thus, the net amount invested was $9,425. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

2055 Fund

Average annual total returns4 based on a $1,000 investment
(for the periods ended October 31, 2012)*

	1 year	Lifetime (since 2/1/10)
Class A shares	5.73%	6.89%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2050 Fund

Average annual total returns4 based on a $1,000 investment
(for the periods ended October 31, 2012)*

	1 year	5 years	Lifetime (since 2/1/07)
Class A shares	5.70%	–1.10%	1.36%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2035 Fund

Average annual total returns4 based on a $1,000 investment
(for the periods ended October 31, 2012)*

	1 year	5 years	Lifetime (since 2/1/07)
Class A shares	5.63%	–1.09%	1.37%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2030 Fund

Average annual total returns4 based on a $1,000 investment
(for the periods ended October 31, 2012)*

	1 year	5 years	Lifetime (since 2/1/07)
Class A shares	5.67%	–0.96%	1.43%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

4	American Funds Target Date Retirement Series

2045 Fund

Average annual total returns4 based on a $1,000 investment
(for the periods ended October 31, 2012)*

	1 year	5 years	Lifetime (since 2/1/07)
Class A shares	5.64%	–1.11%	1.35%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2040 Fund

Average annual total returns4 based on a $1,000 investment
(for the periods ended October 31, 2012)*

	1 year	5 years	Lifetime (since 2/1/07)
Class A shares	5.64%	–1.10%	1.36%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2025 Fund

Average annual total returns4 based on a $1,000 investment
(for the periods ended October 31, 2012)*

	1 year	5 years	Lifetime (since 2/1/07)
Class A shares	5.28%	–1.08%	1.29%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.

[2]	Standard & Poor’s 500 Composite Index is unmanaged and, therefore, has no expenses. The index is made up entirely of stocks. American Funds target date funds are a blend of stocks and bonds and are managed to reduce volatility.

[3]	Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

[4]	The series’ investment adviser is currently waiving its management fee of 0.10%, and reimbursing certain expenses in all share classes of American Funds 2055 Target Date Retirement Fund. In addition, through December 31, 2011, the investment adviser reimbursed certain expenses for the R-1 share class of the target date funds. At its discretion, the adviser may elect to extend, modify or terminate the reimbursement in all classes of American Funds 2055 Target Date Retirement Fund. The waiver may only be modified or terminated with the approval of the series’ board of trustees. Fund results reflect the waiver and reimbursements, without which the results would have been lower.

American Funds Target Date Retirement Series	5

2020 Fund

Average annual total returns4 based on a $1,000 investment
(for the periods ended October 31, 2012)*

	1 year	5 years	Lifetime (since 2/1/07)
Class A shares	3.98%	–0.90%	1.35%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2015 Fund

Average annual total returns4 based on a $1,000 investment
(for the periods ended October 31, 2012)*

	1 year	5 years	Lifetime (since 2/1/07)
Class A shares	3.22%	–0.30%	1.66%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2010 Fund

Average annual total returns4 based on a $1,000 investment
(for the periods ended October 31, 2012)*

	1 year	5 years	Lifetime (since 2/1/07)
Class A shares	3.06%	0.06%	1.86%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

[2]	Standard & Poor’s 500 Composite Index is unmanaged and, therefore, has no expenses. The index is made up entirely of stocks. American Funds target date funds are a blend of stocks and bonds and are managed to reduce volatility.

[3]	Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

[4]	The series’ investment adviser is currently waiving its management fee of 0.10%, and reimbursing certain expenses in all share classes of American Funds 2055 Target Date Retirement Fund. In addition, through December 31, 2011, the investment adviser reimbursed certain expenses for the R-1 share class of the target date funds. At its discretion, the adviser may elect to extend, modify or terminate the reimbursement in all classes of American Funds 2055 Target Date Retirement Fund. The waiver may only be modified or terminated with the approval of the series’ board of trustees. Fund results reflect the waiver and reimbursements, without which the results would have been lower.

6	American Funds Target Date Retirement Series

Investment strategy for American Funds Target Date Retirement Series

The funds in this series are designed to balance your long-term needs for total return and stability. Each of the 10 target date funds manages risk over time, adjusting the blend of assets as its target date approaches and passes. Because maximizing growth should be a priority early in one’s investing life, the allocation to growth funds will be highest during the years furthest away from retirement. As one nears and enters retirement, and there may be less time to recover from a severe stock market shock, the funds will increasingly emphasize income-oriented funds.

The chart below shows the anticipated shifts in each target date fund over time. As you can see, even into retirement a fairly substantial portion will remain invested in funds that concentrate on stocks. We believe that with retirement lasting two or three decades for many people, an equity component makes sense, particularly in the early years of retirement.

What you own
Each of the target date funds is a diversified blend of American Funds, which may include growth, growth-and-income, equity-income and balanced, and bond funds. The investment portfolios beginning on page 12 show a breakdown of American Funds in each target date fund. Although some of the target date funds have the same initial allocation, those closest to their target date will begin to shift their allocations sooner. Investment allocations and underlying funds are as of October 31, 2012. Allocation percentages and underlying funds are subject to the Portfolio Oversight Committee’s discretion and will evolve over time. Underlying funds may be added or removed during the year. For quarterly updates of the underlying fund allocations, visit AmericanFundsRetirement.com.

Active management
American Funds Target Date Retirement Series is actively managed. Our Portfolio Oversight Committee continually monitors the underlying fund allocations in each target date fund and, if necessary, makes changes in response to market conditions or other considerations. Each target date fund will continue to be managed for approximately 30 years after the fund reaches its target date. The target date corresponds to the year an investor expects to retire and possibly start withdrawing money. The funds may be subject to an allocation strategy that will not meet an investor’s retirement goals.

American Funds Target Date Retirement Series	7

Managing the mix

Needs change as investors move through life. Target date funds are designed to evolve over the years.

8	American Funds Target Date Retirement Series

Retirement investors face an array of complex questions: “What’s the right investment mix for me? Is it time to rebalance my portfolio? Is my fund still in sync with my retirement date?” The American Funds Target Date Retirement Series strives to simplify these kinds of issues for investors. Each fund in the series is designed to be a complete portfolio for investors, and can serve their needs during their entire lifetime — from their working careers through their years in retirement. Let’s take a closer look at how target date funds work.

A popular choice
Although target date funds have been around for nearly two decades, they’ve grown in popularity in recent years. They’re offered in 81% of defined contribution plans, such as 401(k)s, according to the human resources consulting firm Aon Hewitt. Retirement plan participants can actively choose to invest in a target date fund, of course. However, more and more employers are automatically enrolling employees into their retirement plans while giving them the opportunity to “opt out.” Target date funds are used as the default investment option in 78% of retirement plans that automatically enroll participants. As a potentially large number of investors find themselves auto-enrolled in target date funds, this could lead to some confusion as to how the funds work. “It’s incumbent upon us to educate target date fund investors at every opportunity,” says John Smet, a portfolio counselor and the series’ vice chairman. “It’s essential that investors understand how their fund operates.”

Understanding the concept
A target date fund is fairly straightforward: It’s a combination of individual mutual funds aligned with a specific retirement year. Choosing a target date fund that’s right for an investor is not complicated. For example, a 45-year-old accountant at a software firm plans to retire at age 67; that’s 22 years into the future, making the year of her retirement 2034. From the list of investment options offered in her employer’s 401(k) plan, she might want to choose the 2035 Fund — the target date that’s closest to her intended retirement year.

A target date fund’s portfolio of investments is not static; it will change over time. When the target retirement date is many years in the future, the mix of funds is more geared toward growth, with a heavy percentage of equity funds. As time passes and retirement nears, the portfolio lowers its exposure to more volatile investments, shifting to include more balanced and equity-income funds. After the target retirement date has passed, the portfolio focuses more on preserving the money that has been saved, by increasing its allocation to bond funds. Because of the nature of target date funds, one fund can generally serve an investor for life.

American Funds Target Date Retirement Series	9

Words matter

When discussing target date funds, some of the terminology may seem like jargon. Here are a few key concepts in plain English.

Target date — The year when an investor is assumed to retire and begin taking withdrawals. This year is used in the name of each fund in the series.

Glidepath — This is a description of how a target date fund’s portfolio changes over the years. A color-coded illustration of the series’ glidepath is on page 7.

“To” versus “through” — There are basically two approaches to managing a target date fund: to retirement and through retirement. With a “to” approach, the fund is managed to a target retirement year, at which point the fund assumes a very conservative portfolio. Conversely, under the “through” approach, the fund is managed well beyond a target retirement year. All of the funds in the American Funds Target Date Retirement Series apply a “through” approach, and are managed for approximately 30 years after a fund reaches its target date.

The series is launched
The American Funds Target Date Retirement Series was introduced on February 1, 2007, to help investors prepare for retirement. The series offers 10 funds with target dates ranging from 2010 (for those investors already in retirement) to 2055 (for young investors just starting their careers). The series was created by the Portfolio Oversight Committee (POC), a team of veteran investment professionals with diverse backgrounds. Collectively, the POC averages 25 years of investment experience. When devising the series, the POC conducted rigorous analysis, studying how various groupings of individual funds had performed in the past over rolling periods of time. The series’ glidepath — the changing mix of underlying mutual funds — is designed to align with specific target retirement dates. “It’s a thoughtful process,” John says of the shifting composition of the funds’ portfolios. Let’s delve deeper to see the investment selection process in action.

The mix within the mix
“Some people take the stance that ‘equity is equity,’” says Jim Lovelace, a portfolio counselor and member of the POC. “That’s not the viewpoint at American Funds.” The series’ underlying equity funds can have different objectives such as growth, growth-and-income and equity-income. Therefore, different equity funds serve different purposes at various stages of the glidepath. In the accumulation phase, when retirement is decades into the future, growth funds are prevalent. If you look at the makeup of the 2030 Fund and other later dated funds, you’ll see a healthy allocation to growth-focused funds like New World Fund, which can invest in securities of companies based in developing countries, as well as SMALLCAP World Fund, which invests in small companies located throughout the world.

In the transition phase, when a fund is within 15 years or less of retirement, the equity portion of the portfolio is reoriented, shifting from growth funds toward growth-and-income and equity-income funds. At this stage, investors are moving into middle-age and have less time to recover from sharp downturns. With that in mind, “We consciously shift the equity portion towards equity funds that focus on income and are likely to have lower volatility,” says Brad Vogt, a portfolio counselor and member of the POC. Two key funds during this stage are Washington Mutual Investors Fund, which seeks to produce income and an opportunity for growth of principal, and Capital Income Builder, a fund that invests in both stocks and bonds. It seeks to provide a level of current income that exceeds the average yield on U.S. stocks and provide a growing stream of income.

After a fund passes its retirement target date and moves into the distribution phase,

10	American Funds Target Date Retirement Series

the growth-equity portion is dialed down in favor of equity-income, balanced and bond funds. The focus at this point is preserving what you’ve saved. The Income Fund of America, which invests in both stocks and bonds, plays an important role. It’s conservatively managed to reduce volatility as it strives toward its primary objective of current income.

Stirring the pot
According to its prospectus, U.S. Government Securities Fund’s investment objective “is to provide a high level of current income consistent with prudent investment risk and preservation of capital.” It’s made up of securities that are guaranteed or sponsored by the U.S. government, such as Treasuries, as well as securities that are issued by government agencies but not backed by the full faith and credit of the U.S. government. It isn’t exactly a growth fund. Why then is it a fixture in all the growth-oriented funds in the series?

“U.S. Government Securities Fund is used as spice within the funds’ investment mix,” according to Jim. “It acts the way salt does in soup,” says John, extending the metaphor. “Just a little bit changes the flavor of the whole mixture.”

In the growth-oriented funds in the series, U.S. Government Securities Fund is added to “take some of the edge off the equity allocation,” points out Jim. As U.S. Government Securities Fund generally doesn’t move in the same direction as the equities market, it tamps down the overall volatility in the fund and offers balance to the equity funds. Many investors recall the volatility in the summer of 2011 and the sharp downturn in the stock market during the 2008 financial crisis. Also, the stock market suffered three consecutive negative calendar years from 2000 to 2002 following the puncturing of the tech bubble. During those very difficult years for stocks, U.S. Government Securities Fund posted positive results. A diverse portfolio that included an allocation to U.S. Government Securities Fund withstood these stock downturns better than a portfolio made up entirely of stocks. “A portfolio is not a group of investments that act the same way at the same time,” says John. “A portfolio is a collection of complementary investments that help you move toward an objective.”

Built for the future
Target date funds may not be the best choice for everyone. For example, many individuals feel comfortable choosing their own mix of individual funds. Others work together with their retirement plan’s financial professional to assemble a portfolio that meets their needs. But for investors who seek convenience and simplicity, target date funds may be the way to go. “Working people are concerned about preparing for retirement and they confront a number of challenges,” says Michael Downer, the series’ president. “A single target date fund can help ease some of those concerns.” ■

The evolution of the 2035 Fund

A glance at the three pie charts below show how the portfolio of a single fund — the 2035 Fund — shifts over time to meet the changing needs of investors.

The “Today” chart is as of October 31, 2012. The “At retirement” and “25 years after retirement” charts represent the current projections; these allocations are subject to change.

American Funds Target Date Retirement Series	11

American Funds 2055 Target Date Retirement Fund
Investment portfolio, October 31, 2012

Designed for investors who
plan to retire in or near 2055.

Fund investments	Shares	Value (000)	Percent of net assets

Growth funds — 40.0%
AMCAP Fund, Class R-6	360,497	$7,603	7.0%
EuroPacific Growth Fund, Class R-6	109,186	4,344	4.0
The Growth Fund of America, Inc., Class R-6	226,681	7,603	7.0
The New Economy Fund, Class R-6	153,299	4,345	4.0
New Perspective Fund, Inc., Class R-6	250,754	7,603	7.0
New World Fund, Inc., Class R-6	82,564	4,344	4.0
SMALLCAP World Fund, Inc., Class R-6	194,596	7,603	7.0

		43,445	40.0

Growth-and-income funds — 45.0%
American Mutual Fund, Class R-6	307,249	8,689	8.0
Capital World Growth and Income Fund, Inc., Class R-6	210,664	7,603	7.0
Fundamental Investors, Class R-6	218,097	8,689	8.0
International Growth and Income Fund, Class R-6	144,865	4,344	4.0
The Investment Company of America, Class R-6	321,656	9,775	9.0
Washington Mutual Investors Fund, Class R-6	314,212	9,775	9.0

		48,875	45.0

Equity-income and Balanced funds — 10.0%
American Balanced Fund, Class R-6	215,608	4,344	4.0
Capital Income Builder, Class R-6	61,758	3,259	3.0
The Income Fund of America, Class R-6	181,121	3,258	3.0

		10,861	10.0

Bond funds — 5.0%
U.S. Government Securities Fund, Class R-6	372,216	5,431	5.0

Total investment securities (cost: $103,326,000)		108,612	100.0
Other assets less liabilities		(51)	—

Net assets		$108,561	100.0%

See Notes to Financial Statements

12	American Funds Target Date Retirement Series

American Funds 2050 Target Date Retirement Fund
Investment portfolio, October 31, 2012

Designed for investors who
plan to retire in or near 2050.

Fund investments	Shares	Value (000)	Percent of net assets

Growth funds — 40.0%
AMCAP Fund, Class R-6	1,965,530	$41,453	7.0%
EuroPacific Growth Fund, Class R-6	596,513	23,735	4.0
The Growth Fund of America, Inc., Class R-6	1,235,928	41,453	7.0
The New Economy Fund, Class R-6	840,050	23,807	4.0
New Perspective Fund, Inc., Class R-6	1,367,184	41,453	7.0
New World Fund, Inc., Class R-6	452,965	23,835	4.0
SMALLCAP World Fund, Inc., Class R-6	1,061,179	41,461	7.0

		237,197	40.0

Growth-and-income funds — 45.0%
American Mutual Fund, Class R-6	1,677,250	47,433	8.0
Capital World Growth and Income Fund, Inc., Class R-6	1,149,661	41,491	7.0
Fundamental Investors, Class R-6	1,190,578	47,433	8.0
International Growth and Income Fund, Class R-6	793,277	23,790	4.0
The Investment Company of America, Class R-6	1,756,141	53,369	9.0
Washington Mutual Investors Fund, Class R-6	1,715,498	53,369	9.0

		266,885	45.0

Equity-income and Balanced funds — 10.0%
American Balanced Fund, Class R-6	1,177,798	23,733	4.0
Capital Income Builder, Class R-6	337,891	17,827	3.0
The Income Fund of America, Class R-6	991,935	17,845	3.0

		59,405	10.0

Bond funds — 5.0%
U.S. Government Securities Fund, Class R-6	2,067,333	30,162	5.0

Total investment securities (cost: $532,920,000)		593,649	100.0

Other assets less liabilities		(436)	—

Net assets		$593,213	100.0%

See Notes to Financial Statements

American Funds Target Date Retirement Series	13

American Funds 2045 Target Date Retirement Fund
Investment portfolio, October 31, 2012

Designed for investors who
plan to retire in or near 2045.

Fund investments	Shares	Value (000)	Percent of net assets

Growth funds — 39.9%
AMCAP Fund, Class R-6	2,128,178	$44,883	7.0%
EuroPacific Growth Fund, Class R-6	643,963	25,624	3.9
The Growth Fund of America, Inc., Class R-6	1,338,202	44,883	7.0
The New Economy Fund, Class R-6	908,393	25,744	4.0
New Perspective Fund, Inc., Class R-6	1,480,319	44,883	7.0
New World Fund, Inc., Class R-6	488,927	25,728	4.0
SMALLCAP World Fund, Inc., Class R-6	1,148,791	44,883	7.0

		256,628	39.9

Growth-and-income funds — 45.0%
American Mutual Fund, Class R-6	1,814,117	51,303	8.0
Capital World Growth and Income Fund, Inc., Class R-6	1,245,462	44,949	7.0
Fundamental Investors, Class R-6	1,287,529	51,295	8.0
International Growth and Income Fund, Class R-6	856,132	25,676	4.0
The Investment Company of America, Class R-6	1,901,164	57,776	9.0
Washington Mutual Investors Fund, Class R-6	1,855,546	57,726	9.0

		288,725	45.0

Equity-income and Balanced funds — 10.0%
American Balanced Fund, Class R-6	1,272,230	25,636	4.0
Capital Income Builder, Class R-6	365,034	19,259	3.0
The Income Fund of America, Class R-6	1,071,553	19,277	3.0

		64,172	10.0

Bond funds — 5.1%
U.S. Government Securities Fund, Class R-6	2,245,183	32,757	5.1

Total investment securities (cost: $572,284,000)		642,282	100.0
Other assets less liabilities		(407)	—

Net assets		$641,875	100.0%

See Notes to Financial Statements

14	American Funds Target Date Retirement Series

American Funds 2040 Target Date Retirement Fund
Investment portfolio, October 31, 2012

Designed for investors who
plan to retire in or near 2040.

Fund investments	Shares	Value (000)	Percent of net assets

Growth funds — 40.0%
AMCAP Fund, Class R-6	3,990,325	$84,156	7.0%
EuroPacific Growth Fund, Class R-6	1,207,405	48,043	4.0
The Growth Fund of America, Inc., Class R-6	2,509,122	84,156	7.0
The New Economy Fund, Class R-6	1,701,973	48,234	4.0
New Perspective Fund, Inc., Class R-6	2,775,592	84,156	7.0
New World Fund, Inc., Class R-6	918,224	48,317	4.0
SMALLCAP World Fund, Inc., Class R-6	2,154,012	84,157	7.0

		481,219	40.0

Growth-and-income funds — 45.0%
American Mutual Fund, Class R-6	3,400,853	96,176	8.0
Capital World Growth and Income Fund, Inc., Class R-6	2,334,294	84,245	7.0
Fundamental Investors, Class R-6	2,413,741	96,163	8.0
International Growth and Income Fund, Class R-6	1,611,484	48,328	4.0
The Investment Company of America, Class R-6	3,563,207	108,286	9.0
Washington Mutual Investors Fund, Class R-6	3,478,467	108,215	9.0

		541,413	45.0

Equity-income and Balanced funds — 9.9%
American Balanced Fund, Class R-6	2,382,175	48,001	3.9
Capital Income Builder, Class R-6	683,219	36,046	3.0
The Income Fund of America, Class R-6	2,004,386	36,059	3.0

		120,106	9.9

Bond funds — 5.1%
U.S. Government Securities Fund, Class R-6	4,191,885	61,160	5.1

Total investment securities (cost: $1,069,905,000)		1,203,898	100.0
Other assets less liabilities		(771)	—

Net assets		$1,203,127	100.0%

See Notes to Financial Statements

American Funds Target Date Retirement Series	15

American Funds 2035 Target Date Retirement Fund
Investment portfolio, October 31, 2012

Designed for investors who
plan to retire in or near 2035.

Fund investments	Shares	Value (000)	Percent of net assets

Growth funds — 40.0%
AMCAP Fund, Class R-6	4,462,445	$94,113	7.0%
EuroPacific Growth Fund, Class R-6	1,350,321	53,729	4.0
The Growth Fund of America, Inc., Class R-6	2,805,992	94,113	7.0
The New Economy Fund, Class R-6	1,901,999	53,903	4.0
New Perspective Fund, Inc., Class R-6	3,103,990	94,113	7.0
New World Fund, Inc., Class R-6	1,026,911	54,036	4.0
SMALLCAP World Fund, Inc., Class R-6	2,408,886	94,115	7.0

		538,122	40.0

Growth-and-income funds — 40.0%
American Mutual Fund, Class R-6	3,327,006	94,088	7.0
Capital World Growth and Income Fund, Inc., Class R-6	2,238,386	80,783	6.0
Fundamental Investors, Class R-6	2,362,394	94,118	7.0
International Growth and Income Fund, Class R-6	1,797,054	53,894	4.0
The Investment Company of America, Class R-6	3,543,438	107,685	8.0
Washington Mutual Investors Fund, Class R-6	3,457,231	107,554	8.0

		538,122	40.0

Equity-income and Balanced funds — 14.9%
American Balanced Fund, Class R-6	3,330,105	67,102	4.9
Capital Income Builder, Class R-6	1,273,957	67,214	5.0
The Income Fund of America, Class R-6	3,739,736	67,278	5.0

		201,594	14.9

Bond funds — 5.1%
U.S. Government Securities Fund, Class R-6	4,692,674	68,466	5.1

Total investment securities (cost: $1,207,645,000)		1,346,304	100.0
Other assets less liabilities		(1,023)	—

Net assets		$1,345,281	100.0%

See Notes to Financial Statements

16	American Funds Target Date Retirement Series

American Funds 2030 Target Date Retirement Fund
Investment portfolio, October 31, 2012

Designed for investors who
plan to retire in or near 2030.

Fund investments	Shares	Value (000)	Percent of net assets

Growth funds — 40.0%
AMCAP Fund, Class R-6	6,561,306	$138,378	7.0%
EuroPacific Growth Fund, Class R-6	1,993,880	79,336	4.0
The Growth Fund of America, Inc., Class R-6	4,129,466	138,502	7.0
The New Economy Fund, Class R-6	2,811,232	79,670	4.0
New Perspective Fund, Inc., Class R-6	4,560,347	138,270	7.0
New World Fund, Inc., Class R-6	1,516,334	79,790	4.0
SMALLCAP World Fund, Inc., Class R-6	3,548,547	138,642	7.0

		792,588	40.0

Growth-and-income funds — 35.0%
American Mutual Fund, Class R-6	4,201,571	118,820	6.0
Capital World Growth and Income Fund, Inc., Class R-6	2,742,918	98,992	5.0
Fundamental Investors, Class R-6	2,982,441	118,820	6.0
International Growth and Income Fund, Class R-6	1,991,772	59,733	3.0
The Investment Company of America, Class R-6	4,562,372	138,651	7.0
Washington Mutual Investors Fund, Class R-6	5,094,200	158,481	8.0

		693,497	35.0

Equity-income and Balanced funds — 20.0%
American Balanced Fund, Class R-6	7,858,499	158,349	8.0
Capital Income Builder, Class R-6	2,257,434	119,102	6.0
The Income Fund of America, Class R-6	6,615,862	119,019	6.0

		396,470	20.0

Bond funds — 5.0%
U.S. Government Securities Fund, Class R-6	6,884,908	100,451	5.0

Total investment securities (cost: $1,771,204,000)		1,983,006	100.0
Other assets less liabilities		(1,551)	—

Net assets		$1,981,455	100.0%

See Notes to Financial Statements

American Funds Target Date Retirement Series	17

American Funds 2025 Target Date Retirement Fund
Investment portfolio, October 31, 2012

Designed for investors who
plan to retire in or near 2025.

Fund investments	Shares	Value (000)	Percent of net assets

Growth funds — 35.0%
AMCAP Fund, Class R-6	5,664,896	$119,473	6.0%
EuroPacific Growth Fund, Class R-6	2,004,970	79,778	4.0
The Growth Fund of America, Inc., Class R-6	3,562,105	119,473	6.0
The New Economy Fund, Class R-6	2,116,132	59,971	3.0
New Perspective Fund, Inc., Class R-6	4,598,678	139,432	7.0
New World Fund, Inc., Class R-6	1,142,716	60,130	3.0
SMALLCAP World Fund, Inc., Class R-6	3,058,418	119,492	6.0

		697,749	35.0

Growth-and-income funds — 35.0%
American Mutual Fund, Class R-6	4,223,616	119,444	6.0
Capital World Growth and Income Fund, Inc., Class R-6	2,764,734	99,779	5.0
Fundamental Investors, Class R-6	2,999,299	119,492	6.0
International Growth and Income Fund, Class R-6	2,000,613	59,998	3.0
The Investment Company of America, Class R-6	4,596,634	139,692	7.0
Washington Mutual Investors Fund, Class R-6	5,122,368	159,357	8.0

		697,762	35.0

Equity-income and Balanced funds — 19.9%
American Balanced Fund, Class R-6	7,906,409	159,314	7.9
Capital Income Builder, Class R-6	2,263,898	119,443	6.0
The Income Fund of America, Class R-6	6,647,953	119,597	6.0

		398,354	19.9

Bond funds — 10.1%
U.S. Government Securities Fund, Class R-6	13,852,282	202,105	10.1

Total investment securities (cost: $1,822,632,000)		1,995,970	100.0
Other assets less liabilities		(1,498)	—

Net assets		$1,994,472	100.0%

See Notes to Financial Statements

18	American Funds Target Date Retirement Series

American Funds 2020 Target Date Retirement Fund
Investment portfolio, October 31, 2012

Designed for investors who
plan to retire in or near 2020.

Fund investments	Shares	Value (000)	Percent of net assets

Growth funds — 19.9%
AMCAP Fund, Class R-6	4,348,273	$91,705	3.9%
EuroPacific Growth Fund, Class R-6	1,737,553	69,137	3.0
The Growth Fund of America, Inc., Class R-6	2,734,535	91,717	4.0
New Perspective Fund, Inc., Class R-6	3,785,903	114,788	5.0
New World Fund, Inc., Class R-6	440,042	23,155	1.0
SMALLCAP World Fund, Inc., Class R-6	1,762,058	68,844	3.0

		459,346	19.9

Growth-and-income funds — 35.0%
American Mutual Fund, Class R-6	4,879,767	138,000	6.0
Capital World Growth and Income Fund, Inc., Class R-6	3,191,162	115,169	5.0
Fundamental Investors, Class R-6	3,463,009	137,966	6.0
International Growth and Income Fund, Class R-6	2,316,821	69,481	3.0
The Investment Company of America, Class R-6	5,308,285	161,319	7.0
Washington Mutual Investors Fund, Class R-6	5,916,235	184,054	8.0

		805,989	35.0

Equity-income and Balanced funds — 19.9%
American Balanced Fund, Class R-6	9,116,754	183,703	7.9
Capital Income Builder, Class R-6	2,612,616	137,842	6.0
The Income Fund of America, Class R-6	7,680,070	138,164	6.0

		459,709	19.9

Bond funds — 25.2%
American Funds Mortgage Fund, Class R-6*	11,310,860	116,389	5.0
Capital World Bond Fund, Class R-6	5,381,291	116,020	5.0
Intermediate Bond Fund of America, Class R-6	8,446,362	116,391	5.1
U.S. Government Securities Fund, Class R-6	15,878,186	231,663	10.1

		580,463	25.2

Total investment securities (cost: $2,152,280,000)		2,305,507	100.0
Other assets less liabilities		(933)	—

Net assets		$2,304,574	100.0%

*	American Funds Mortgage Fund is considered to be an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2012, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 10/31/2012 (000)

American Funds Mortgage Fund, Class R-6	9,218,326	2,560,197	467,663	11,310,860	$1,486	$116,389

See Notes to Financial Statements

American Funds Target Date Retirement Series	19

American Funds 2015 Target Date Retirement Fund
Investment portfolio, October 31, 2012

Designed for investors who
plan to retire in or near 2015.

Fund investments	Shares	Value (000)	Percent of net assets

Growth funds — 15.0%
AMCAP Fund, Class R-6	3,047,518	$64,272	4.0%
EuroPacific Growth Fund, Class R-6	1,211,055	48,188	3.0
The Growth Fund of America, Inc., Class R-6	1,435,780	48,156	3.0
New Perspective Fund, Inc., Class R-6	2,653,274	80,447	5.0

		241,063	15.0

Growth-and-income funds — 30.0%
American Mutual Fund, Class R-6	3,416,347	96,614	6.0
Capital World Growth and Income Fund, Inc., Class R-6	2,232,989	80,589	5.0
Fundamental Investors, Class R-6	2,021,255	80,527	5.0
International Growth and Income Fund, Class R-6	1,076,465	32,283	2.0
The Investment Company of America, Class R-6	3,181,696	96,692	6.0
Washington Mutual Investors Fund, Class R-6	3,106,607	96,646	6.0

		483,351	30.0

Equity-income and Balanced funds — 20.0%
American Balanced Fund, Class R-6	6,395,930	128,878	8.0
Capital Income Builder, Class R-6	1,831,205	96,614	6.0
The Income Fund of America, Class R-6	5,365,810	96,531	6.0

		322,023	20.0

Bond funds — 35.0%
American Funds Mortgage Fund, Class R-6*	7,829,947	80,570	5.0
The Bond Fund of America, Class R-6	6,212,040	80,570	5.0
Capital World Bond Fund, Class R-6	3,736,841	80,567	5.0
Intermediate Bond Fund of America, Class R-6	11,689,838	161,086	10.0
U.S. Government Securities Fund, Class R-6	11,040,848	161,086	10.0

		563,879	35.0

Total investment securities (cost: $1,533,888,000)		1,610,316	100.0
Other assets less liabilities		(1,416)	—

Net assets		$1,608,900	100.0%

*	American Funds Mortgage Fund is considered to be an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2012, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 10/31/2012 (000)

American Funds Mortgage Fund, Class R-6	6,961,730	1,321,067	452,850	7,829,947	$1,079	$80,570

See Notes to Financial Statements

20	American Funds Target Date Retirement Series

American Funds 2010 Target Date Retirement Fund
Investment portfolio, October 31, 2012

Designed for investors who
plan to retire in or near 2010.

Fund investments	Shares	Value (000)	Percent of net assets

Growth funds — 5.0%
AMCAP Fund, Class R-6	946,056	$19,952	2.0%
The Growth Fund of America, Inc., Class R-6	296,368	9,940	1.0
New Perspective Fund, Inc., Class R-6	659,994	20,011	2.0

		49,903	5.0

Growth-and-income funds — 25.0%
American Mutual Fund, Class R-6	2,128,288	60,188	6.0
Capital World Growth and Income Fund, Inc., Class R-6	1,110,600	40,081	4.0
Fundamental Investors, Class R-6	1,006,074	40,082	4.0
International Growth and Income Fund, Class R-6	337,067	10,109	1.0
The Investment Company of America, Class R-6	1,649,620	50,132	5.0
Washington Mutual Investors Fund, Class R-6	1,611,540	50,135	5.0

		250,727	25.0

Equity-income and Balanced funds — 25.0%
American Balanced Fund, Class R-6	3,480,789	70,138	7.0
Capital Income Builder, Class R-6	1,712,281	90,340	9.0
The Income Fund of America, Class R-6	5,016,269	90,243	9.0

		250,721	25.0

Bond funds — 45.0%
American Funds Mortgage Fund, Class R-6*	9,798,605	100,828	10.0
American High-Income Trust, Class R-6	4,494,573	50,519	5.0
The Bond Fund of America, Class R-6	7,778,352	100,885	10.0
Capital World Bond Fund, Class R-6	2,336,526	50,375	5.0
Intermediate Bond Fund of America, Class R-6	7,315,154	100,803	10.0
U.S. Government Securities Fund, Class R-6	3,463,935	50,539	5.0

		453,949	45.0

Total investment securities (cost: $982,099,000)		1,005,300	100.0
Other assets less liabilities		1,569	—

Net assets		$1,006,869	100.0%

*	American Funds Mortgage Fund is considered to be an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2012, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 10/31/2012 (000)

American Funds Mortgage Fund, Class R-6	8,767,191	1,824,540	793,126	9,798,605	$1,358	$100,828

See Notes to Financial Statements

American Funds Target Date Retirement Series	21

Financial statements

Statements of assets and liabilities at October 31, 2012

		2055 Fund		2050 Fund	2045 Fund	2040 Fund

Assets:
Investment securities, at value:
Unaffiliated issuers		$108,612		$593,649	$642,282	$1,203,898
Affiliated issuer		—		—	—	—
Receivables for:
Sales of investments		—		—	—	—
Sales of fund’s shares		702		2,360	3,062	4,488
Dividends		1		5	5	10

Total assets		109,315		596,014	645,349	1,208,396

Liabilities:
Payables for:
Purchases of investments		444		837	609	1,296
Repurchases of fund’s shares		228		1,488	2,332	3,011
Services provided by related parties		78		468	525	949
Trustees’ deferred compensation		—	*	2	2	4
Other		4		6	6	9

Total liabilities		754		2,801	3,474	5,269

Net assets at October 31, 2012		$108,561		$593,213	$641,875	$1,203,127

Net assets consist of:
Capital paid in on shares of beneficial interest		$101,846		$524,498	$562,504	$1,052,335
Undistributed net investment income		597		3,759	3,958	7,714
Undistributed net realized gain		832		4,227	5,415	9,085
Net unrealized appreciation		5,286		60,729	69,998	133,993

Net assets at October 31, 2012		$108,561		$593,213	$641,875	$1,203,127

Investment securities, at cost:
Unaffiliated issuers		$103,326		$532,920	$572,284	$1,069,905
Affiliated issuer		—		—	—	—

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$37,802		$214,647	$208,380	$396,860
	Shares outstanding	3,118		21,643	20,606	39,208
	Net asset value per share	$12.13		$9.92	$10.11	$10.12

Class R-1:	Net assets	$358		$3,554	$5,200	$10,580
	Shares outstanding	30		365	523	1,064
	Net asset value per share	$11.99		$9.75	$9.95	$9.94

Class R-2:	Net assets	$26,862		$144,578	$163,820	$279,898
	Shares outstanding	2,242		14,813	16,502	28,138
	Net asset value per share	$11.98		$9.76	$9.93	$9.95

Class R-3:	Net assets	$24,292		$121,222	$143,406	$262,484
	Shares outstanding	2,016		12,319	14,303	26,123
	Net asset value per share	$12.05		$9.84	$10.03	$10.05

Class R-4:	Net assets	$10,368		$67,836	$71,907	$152,850
	Shares outstanding	855		6,845	7,115	15,110
	Net asset value per share	$12.13		$9.91	$10.11	$10.12

Class R-5:	Net assets	$7,080		$27,059	$34,351	$69,397
	Shares outstanding	581		2,711	3,374	6,812
	Net asset value per share	$12.18		$9.98	$10.18	$10.19

Class R-6:	Net assets	$1,799		$14,317	$14,811	$31,058
	Shares outstanding	148		1,438	1,459	3,057
	Net asset value per share	$12.19		$9.96	$10.15	$10.16

* Amount less than one thousand.

See Notes to Financial Statements

22	American Funds Target Date Retirement Series

(dollars and shares in thousands, except per-share amounts)

2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

$1,346,304	$1,983,006	$1,995,970	$2,189,118	$1,529,746	$904,472
—	—	—	116,389	80,570	100,828

—	—	—	1,174	4,192	—
4,210	7,446	7,837	5,595	3,940	4,679
12	17	34	76	95	110

1,350,526	1,990,469	2,003,841	2,312,352	1,618,543	1,010,089

1,024	941	684	—	—	360
3,103	6,466	7,065	5,968	8,340	2,151
1,102	1,586	1,598	1,784	1,282	693
6	8	9	12	10	8
10	13	13	14	11	8

5,245	9,014	9,369	7,778	9,643	3,220

$1,345,281	$1,981,455	$1,994,472	$2,304,574	$1,608,900	$1,006,869

$1,184,772	$1,732,856	$1,787,887	$2,107,775	$1,488,544	$954,483
9,151	13,998	15,000	22,867	18,132	16,602
12,699	22,799	18,247	20,705	25,796	12,583
138,659	211,802	173,338	153,227	76,428	23,201

$1,345,281	$1,981,455	$1,994,472	$2,304,574	$1,608,900	$1,006,869

$1,207,645	$1,771,204	$1,822,632	$2,040,376	$1,456,616	$885,157
—	—	—	111,904	77,272	96,942

$436,995	$598,064	$658,118	$804,848	$622,118	$511,141
43,477	59,107	66,539	82,057	63,086	52,330
$10.05	$10.12	$9.89	$9.81	$9.86	$9.77

$12,657	$19,127	$13,883	$15,683	$12,179	$3,668
1,285	1,919	1,426	1,626	1,258	379
$9.85	$9.97	$9.74	$9.64	$9.68	$9.68

$336,285	$460,507	$462,775	$447,936	$309,048	$135,378
34,030	46,301	47,606	46,407	31,867	14,054
$9.88	$9.95	$9.72	$9.65	$9.70	$9.63

$302,167	$450,376	$464,713	$530,271	$375,534	$178,091
30,295	44,852	47,353	54,453	38,364	18,345
$9.97	$10.04	$9.81	$9.74	$9.79	$9.71

$144,120	$276,224	$246,502	$323,787	$182,426	$113,784
14,348	27,315	24,935	33,020	18,504	11,650
$10.04	$10.11	$9.89	$9.81	$9.86	$9.77

$77,847	$108,966	$96,824	$115,917	$73,623	$45,682
7,697	10,702	9,730	11,745	7,420	4,648
$10.11	$10.18	$9.95	$9.87	$9.92	$9.83

$35,210	$68,191	$51,657	$66,132	$33,972	$19,125
3,492	6,718	5,202	6,716	3,433	1,950
$10.08	$10.15	$9.93	$9.85	$9.90	$9.81

American Funds Target Date Retirement Series	23

Statements of operations
for the year ended October 31, 2012

	2055 Fund		2050 Fund		2045 Fund		2040 Fund

Investment income:
Income:
Dividends:
Unaffiliated issuers	$1,536		$10,580		$11,116		$21,405
Affiliated issuer	—		—		—		—
Interest	1		3		4		7

	1,537		10,583		11,120		21,412

Fees and expenses*:
Investment advisory services	79		519		548		1,049
Distribution services	306		2,086		2,263		4,153
Transfer agent services	138		903		972		1,795
Reports to shareholders	3		23		24		46
Registration statement and prospectus	86		108		115		142
Trustees’ compensation	1		4		4		8
Auditing and legal	4		7		7		10
Custodian	16		16		17		17
State and local taxes	—	†	—	†	—	†	1
Other	—	†	3		3		5

Total fees and expenses before reimbursements/waivers	633		3,669		3,953		7,226
Less reimbursements/waivers of fees and expenses:
Investment advisory services	79		519		548		1,049
Administrative services	—	†	—	†	—	†	1
Other	72		—		—		—

Total fees and expenses after reimbursements/waivers	482		3,150		3,405		6,176

Net investment income	1,055		7,433		7,715		15,236

Net realized gain and unrealized appreciation on investments:
Net realized gain on sale of investments:
Unaffiliated issuers	749		3,571		4,770		7,766
Affiliated issuer	—		—		—		—
Capital gain distributions received	102		811		837		1,641

Net realized gain	851		4,382		5,607		9,407
Net unrealized appreciation on investments	6,541		45,659		47,404		92,160

Net realized gain and unrealized appreciation on investments	7,392		50,041		53,011		101,567

Net increase in net assets resulting from operations	$8,447		$57,474		$60,726		$116,803

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
† Amount less than one thousand.

See Notes to Financial Statements

24	American Funds Target Date Retirement Series

				(dollars in thousands)

2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

$24,867	$37,652	$38,121	$46,798	$35,466	$26,754
—	—	—	1,486	1,079	1,358
10	7	6	9	7	2

24,877	37,659	38,127	48,293	36,552	28,114

1,181	1,760	1,769	2,077	1,509	953
4,827	7,093	7,179	7,988	5,938	3,278
2,072	3,010	3,073	3,467	2,552	1,488
52	78	78	93	69	44
140	161	163	164	141	102
9	14	14	17	13	8
11	15	15	17	13	9
16	16	17	16	16	17
1	1	1	1	1	1
6	9	9	11	8	5

8,315	12,157	12,318	13,851	10,260	5,905

1,181	1,760	1,769	2,077	1,509	953
1	1	1	1	1	—	†
—	—	—	—	—	—

7,133	10,396	10,548	11,773	8,750	4,952

17,744	27,263	27,579	36,520	27,802	23,162

11,180	20,785	15,169	15,627	22,174	10,515
—	—	—	1,294	1,038	1,427
1,832	2,506	4,148	6,052	4,281	2,135

13,012	23,291	19,317	22,973	27,493	14,077
99,667	144,547	141,820	139,103	78,857	46,017

112,679	167,838	161,137	162,076	106,350	60,094

$130,423	$195,101	$188,716	$198,596	$134,152	$83,256

American Funds Target Date Retirement Series	25

Statements of changes in net assets

	2055 Fund		2050 Fund		2045 Fund

	Year ended October 31, 2012	Year ended October 31, 2011	Year ended October 31, 2012	Year ended October 31, 2011	Year ended October 31, 2012	Year ended October 31, 2011

Operations:
Net investment income	$1,055	$443	$7,433	$6,265	$7,715	$6,129
Net realized gain	851	851	4,382	2,044	5,607	1,797
Net unrealized appreciation (depreciation) on investments	6,541	(2,042)	45,659	(4,170)	47,404	(4,716)

Net increase (decrease) in net assets resulting from operations	8,447	(748)	57,474	4,139	60,726	3,210

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class A	(313)	(101)	(3,032)	(2,487)	(2,752)	(2,122)
Class R-1	(1)	— *	(31)	(33)	(44)	(36)
Class R-2	(144)	(35)	(1,220)	(1,216)	(1,379)	(1,207)
Class R-3	(167)	(43)	(1,308)	(1,109)	(1,488)	(1,174)
Class R-4	(53)	(14)	(852)	(625)	(813)	(557)
Class R-5	(72)	(36)	(414)	(284)	(477)	(305)
Class R-6	(11)	(2)	(119)	(92)	(124)	(136)

Total dividends from net investment income	(761)	(231)	(6,976)	(5,846)	(7,077)	(5,537)

Distributions from net realized gain:
Short-term net realized gains:
Class A	(262)	(43)	(38)	(165)	—	(530)
Class R-1	(1)	— *	(1)	(3)	—	(15)
Class R-2	(176)	(20)	(26)	(119)	—	(442)
Class R-3	(159)	(22)	(21)	(91)	—	(352)
Class R-4	(45)	(6)	(11)	(41)	—	(139)
Class R-5	(53)	(15)	(5)	(17)	—	(67)
Class R-6	(8)	(1)	(1)	(5)	—	(29)
Long-term net realized gains:
Class A	(50)	—	(616)	(1,773)	(505)	(763)
Class R-1	— *	—	(11)	(35)	(13)	(22)
Class R-2	(34)	—	(411)	(1,277)	(403)	(637)
Class R-3	(31)	—	(323)	(971)	(331)	(505)
Class R-4	(8)	—	(172)	(441)	(149)	(199)
Class R-5	(10)	—	(72)	(177)	(75)	(96)
Class R-6	(1)	—	(21)	(56)	(19)	(42)

Total distributions from net realized gain	(838)	(107)	(1,729)	(5,171)	(1,495)	(3,838)

Total dividends and distributions paid to shareholders	(1,599)	(338)	(8,705)	(11,017)	(8,572)	(9,375)

Net capital share transactions	49,674	38,718	95,089	105,590	131,758	125,840

Total increase in net assets	56,522	37,632	143,858	98,712	183,912	119,675

Net assets:
Beginning of year	52,039	14,407	449,355	350,643	457,963	338,288

End of year	$108,561	$52,039	$593,213	$449,355	$641,875	$457,963

Undistributed net investment income	$597	$287	$3,759	$3,150	$3,958	$3,137

See page 28 for footnote.

See Notes to Financial Statements

26	American Funds Target Date Retirement Series

(dollars in thousands)

2040 Fund		2035 Fund		2030 Fund		2025 Fund		2020 Fund

Year ended October 31, 2012	Year ended October 31, 2011	Year ended October 31, 2012	Year ended October 31, 2011	Year ended October 31, 2012	Year ended October 31, 2011	Year ended October 31, 2012	Year ended October 31, 2011	Year ended October 31, 2012	Year ended October 31, 2011

$15,236	$12,993	$17,744	$15,334	$27,263	$24,344	$27,579	$25,162	$36,520	$35,755
9,407	4,007	13,012	4,575	23,291	8,810	19,317	11,334	22,973	13,190
92,160	(8,364)	99,667	(9,609)	144,547	(13,139)	141,820	(10,360)	139,103	(1,556)

116,803	8,636	130,423	10,300	195,101	20,015	188,716	26,136	198,596	47,389

(5,604)	(4,415)	(6,562)	(5,538)	(9,438)	(7,991)	(10,913)	(9,652)	(15,616)	(13,314)
(101)	(77)	(120)	(106)	(201)	(192)	(139)	(140)	(227)	(203)
(2,422)	(2,199)	(3,157)	(2,884)	(4,640)	(4,288)	(4,944)	(4,722)	(6,141)	(5,771)
(2,909)	(2,407)	(3,500)	(2,854)	(5,493)	(4,799)	(5,935)	(5,096)	(8,283)	(7,301)
(1,967)	(1,565)	(1,966)	(1,549)	(3,765)	(2,902)	(3,582)	(2,945)	(5,704)	(4,725)
(1,129)	(867)	(1,178)	(801)	(2,159)	(1,729)	(1,497)	(1,056)	(2,418)	(1,828)
(317)	(286)	(294)	(286)	(686)	(528)	(508)	(474)	(827)	(790)

(14,449)	(11,816)	(16,777)	(14,018)	(26,382)	(22,429)	(27,518)	(24,085)	(39,216)	(33,932)

—	(134)	—	(1,131)	—	—	(246)	(1,988)	(75)	(2,776)
—	(4)	—	(31)	—	—	(5)	(41)	(2)	(58)
—	(100)	—	(863)	—	—	(169)	(1,372)	(42)	(1,616)
—	(88)	—	(688)	—	—	(158)	(1,222)	(46)	(1,739)
—	(47)	—	(315)	—	—	(80)	(608)	(28)	(983)
—	(23)	—	(144)	—	—	(29)	(194)	(10)	(342)
—	(8)	—	(50)	—	—	(10)	(85)	(3)	(145)

(1,169)	(888)	(1,333)	(776)	(2,451)	(596)	(3,009)	(1,203)	(3,838)	(3,281)
(34)	(24)	(38)	(21)	(84)	(21)	(61)	(25)	(81)	(69)
(817)	(661)	(1,000)	(592)	(1,861)	(457)	(2,065)	(830)	(2,135)	(1,910)
(739)	(579)	(850)	(471)	(1,718)	(420)	(1,932)	(739)	(2,353)	(2,056)
(412)	(313)	(398)	(216)	(971)	(215)	(983)	(368)	(1,397)	(1,161)
(204)	(153)	(207)	(99)	(486)	(113)	(359)	(118)	(526)	(404)
(57)	(49)	(51)	(35)	(151)	(34)	(119)	(52)	(177)	(172)

(3,432)	(3,071)	(3,877)	(5,432)	(7,722)	(1,856)	(9,225)	(8,845)	(10,713)	(16,712)

(17,881)	(14,887)	(20,654)	(19,450)	(34,104)	(24,285)	(36,743)	(32,930)	(49,929)	(50,644)

195,372	205,759	211,321	217,573	267,715	296,817	294,313	290,657	302,305	323,006

294,294	199,508	321,090	208,423	428,712	292,547	446,286	283,863	450,972	319,751

908,833	709,325	1,024,191	815,768	1,552,743	1,260,196	1,548,186	1,264,323	1,853,602	1,533,851

$1,203,127	$908,833	$1,345,281	$1,024,191	$1,981,455	$1,552,743	$1,994,472	$1,548,186	$2,304,574	$1,853,602

$7,714	$6,652	$9,151	$7,862	$13,998	$12,644	$15,000	$13,898	$22,867	$23,312

American Funds Target Date Retirement Series	27

Statements of changes in net assets (continued)	(dollars in thousands)

	2015 Fund		2010 Fund

	Year ended October 31, 2012	Year ended October 31, 2011	Year ended October 31, 2012	Year ended October 31, 2011

Operations:
Net investment income	$27,802	$28,671	$23,162	$24,938
Net realized gain	27,493	15,022	14,077	16,205
Net unrealized appreciation (depreciation) on investments	78,857	(691)	46,017	(5,221)

Net increase in net assets resulting from operations	134,152	43,002	83,256	35,922

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class A	(13,438)	(12,024)	(13,556)	(12,454)
Class R-1	(207)	(207)	(76)	(68)
Class R-2	(4,980)	(4,746)	(3,049)	(2,882)
Class R-3	(6,920)	(6,376)	(4,436)	(4,324)
Class R-4	(3,835)	(3,337)	(3,154)	(2,947)
Class R-5	(1,314)	(944)	(1,262)	(1,394)
Class R-6	(484)	(526)	(500)	(570)

Total dividends from net investment income	(31,178)	(28,160)	(26,033)	(24,639)

Distributions from net realized gain:
Short-term net realized gains:
Class A	(120)	(5,492)	(1,687)	(2,735)
Class R-1	(3)	(127)	(12)	(19)
Class R-2	(62)	(2,869)	(492)	(812)
Class R-3	(71)	(3,274)	(620)	(1,061)
Class R-4	(34)	(1,511)	(391)	(640)
Class R-5	(10)	(387)	(143)	(278)
Class R-6	(4)	(212)	(56)	(112)
Long-term net realized gains:
Class A	(5,057)	(693)	(5,785)	(274)
Class R-1	(111)	(16)	(43)	(2)
Class R-2	(2,584)	(362)	(1,687)	(81)
Class R-3	(2,983)	(413)	(2,124)	(106)
Class R-4	(1,433)	(191)	(1,342)	(64)
Class R-5	(438)	(49)	(490)	(28)
Class R-6	(159)	(27)	(191)	(11)

Total distributions from net realized gain	(13,069)	(15,623)	(15,063)	(6,223)

Total dividends and distributions paid to shareholders	(44,247)	(43,783)	(41,096)	(30,862)

Net capital share transactions	127,777	169,792	62,587	26,083

Total increase in net assets	217,682	169,011	104,747	31,143

Net assets:
Beginning of year	1,391,218	1,222,207	902,122	870,979

End of year	$1,608,900	$1,391,218	$1,006,869	$902,122

Undistributed net investment income	$18,132	$19,809	$16,602	$18,189

* Amount less than one thousand.

See Notes to Financial Statements

28    American Funds Target Date Retirement Series

Notes to financial statements

1. Organization

American Funds Target Date Retirement Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of 10 funds (the “funds”) — American Funds 2055 Target Date Retirement Fund (“2055 Fund”), American Funds 2050 Target Date Retirement Fund (“2050 Fund”), American Funds 2045 Target Date Retirement Fund (“2045 Fund”), American Funds 2040 Target Date Retirement Fund (“2040 Fund”), American Funds 2035 Target Date Retirement Fund (“2035 Fund”), American Funds 2030 Target Date Retirement Fund (“2030 Fund”), American Funds 2025 Target Date Retirement Fund (“2025 Fund”), American Funds 2020 Target Date Retirement Fund (“2020 Fund”), American Funds 2015 Target Date Retirement Fund (“2015 Fund”) and American Funds 2010 Target Date Retirement Fund (“2010 Fund”).

Each fund in the series is designed for investors who plan to retire in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”) is the investment adviser of the underlying funds.

Each fund in the series has seven share classes consisting of one retail share class (Class A) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). Class A shares are subject to an initial sales charge of up to 5.75%. The six retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights table on pages 40 to 50.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

American Funds Target Date Retirement Series    29

Processes and structure — The series’ board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and to better address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The funds’ investment adviser classifies the funds’ assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At October 31, 2012, all of the investment securities for each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in the funds are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the funds’ assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, the funds’ equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the funds may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure — The funds invest in underlying funds and incur expenses related to the underlying funds. In addition, investors in the funds will incur fees to pay for certain expenses related to the operations of the funds. An investor holding the underlying funds directly and in the same proportions as the funds would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the funds.

Because the funds’ investments are concentrated in the underlying funds, the funds’ risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks will be more significant for the funds in the years preceding their respective target dates because a greater proportion of the funds’ assets will consist of underlying funds that primarily invest in stocks.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the underlying funds having to reinvest the proceeds in lower yielding securities. Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. These risks will be more significant as the funds approach and pass their respective target dates because a greater proportion of the funds’ assets will consist of underlying funds that primarily invest in bonds.

30    American Funds Target Date Retirement Series

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund’s investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as “junk bonds.” The value of the underlying funds may be similarly affected.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the funds and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2012, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

The series, except for 2055 Fund, is not subject to examination by U.S. federal tax authorities for tax years before 2008 and by state tax authorities for tax years before 2007, the year the series commenced operations. 2055 Fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2010, the year the fund commenced operations.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and deferred expenses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Dividends from net investment income and distributions from short-term net realized gains shown on the accompanying financial statements are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains on the accompanying financial statements are considered long-term capital gain distributions for tax purposes.

American Funds Target Date Retirement Series    31

As of October 31, 2012, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities for each fund were as follows (dollars in thousands):

	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

Undistributed ordinary income	$990	$3,825	$3,960	$7,788	$9,154	$14,084	$15,006	$23,086	$18,372	$18,618
Undistributed long-term capital gain	438	4,172	5,415	9,018	12,699	22,726	18,247	20,537	25,562	10,662
Gross unrealized appreciation on investment securities	5,286	60,720	69,998	133,990	139,246	212,090	174,021	158,722	82,989	36,572
Gross unrealized depreciation on investment securities	—	—	—	—	(587)	(295)	(683)	(5,539)	(6,561)	(13,463)
Net unrealized appreciation on investment securities	5,286	60,720	69,998	133,990	138,659	211,795	173,338	153,183	76,428	23,109

Cost of investment securities	103,326	532,929	572,284	1,069,908	1,207,645	1,771,211	1,822,632	2,152,324	1,533,888	982,191

Reclassification to undistributed net investment income from undistributed net realized gain	17	156	187	282	331	481	1,047	2,260	1,706	1,286
Reclassification to capital paid in on shares of beneficial interest from undistributed net investment income	1	4	4	7	9	8	6	9	7	2

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, also advises the underlying American Funds and is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees, accrued daily. These fees are based on an annual rate of 0.10% of daily net assets. CRMC is currently waiving these fees. This waiver can only be modified or terminated with the approval of the series’ board of trustees. Investment advisory services fees are presented in the statements of operations gross of the waiver from CRMC. CRMC receives fees from the underlying American Funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights table on pages 40 to 50.

Other reimbursement — CRMC has agreed to reimburse a portion of the fees and expenses of 2055 Fund during its start-up period. At its discretion the adviser may elect to extend, modify or terminate the reimbursement. Fees and expenses in the statements of operations are presented gross of the reimbursement from CRMC. The amount reimbursed by CRMC is reflected as other reimbursements.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The series has plans of distribution for all share classes, except Class R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits

Class A	0.30%	0.30%
Class R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-3	0.50	0.75
Class R-4	0.25	0.50

32	American Funds Target Date Retirement Series

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of October 31, 2012, there were no unreimbursed expenses subject to reimbursement for the funds’ Class A shares.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

During the period November 1, 2011, through December 31, 2011, only Class A shares of each fund were subject to the shareholder services agreement with AFS. During this period, AFS and other third parties were compensated for providing transfer agent services to the funds’ Class R shares through the fees paid by each fund to CRMC under the series’ administrative services agreement with CRMC as described in the administrative services section below; CRMC paid for any transfer agent services expenses in excess of 0.10% of the respective average daily net assets of each of such share classes.

Effective January 1, 2012, the shareholder services agreement with AFS was modified to include the funds’ Class R shares and payment for transfer agent services for such classes under the administrative services agreement terminated. Under this structure, transfer agent services fees may exceed 0.10% of average daily net assets, resulting in an increase in expenses paid by some share classes of the funds.

In addition, through December 31, 2011, the investment adviser reimbursed certain expenses for the R-1 share class of the target date funds.

For the year ended October 31, 2012, total transfer agent services fees paid by the funds under these agreements were as follows (dollars in thousands):

	Transfer agent services fees paid to AFS	Transfer agent services fees paid to CRMC	Total transfer agent services fees	Transfer agent services reimbursement

2055 Fund	$133	$5	$138	$— *
2050 Fund	866	37	903	— *
2045 Fund	934	38	972	— *
2040 Fund	1,721	74	1,795	(1)
2035 Fund	1,989	83	2,072	(1)
2030 Fund	2,885	125	3,010	(1)
2025 Fund	2,946	127	3,073	(1)
2020 Fund	3,317	150	3,467	(1)
2015 Fund	2,439	113	2,552	(1)
2010 Fund	1,416	72	1,488	— *

Total	$18,646	$824	$19,470	$(6)

*Amount less than one thousand.

Amounts were paid to CRMC through its administrative services agreement with the funds. Amounts paid to CRMC by the funds were then paid by CRMC to AFS and other third parties.

Administrative services — The series has an administrative services agreement with CRMC for providing administrative services to all of the funds’ share classes. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

During the period November 1, 2011, through December 31, 2011, the agreement applied to all share classes except Class R-6. The agreement also required CRMC to arrange for the provision of transfer agent services for such share classes, which paid CRMC annual fees up to 0.10% (0.05% for Class R-5) of such share class’s respective average daily net assets. During this period, up to 0.05% of these fees were used to compensate CRMC for performing administrative services; all other amounts paid under this agreement were used to compensate AFS and other third parties for transfer agent services.

During this period, the underlying funds also paid an administrative services fee of up to 0.05%. The aggregate administrative services fee paid to CRMC for each share class together with the underlying fund investments was up to 0.05% for Class R-6 shares, up to 0.10% for Class R-5 shares and up to 0.15% for all other share classes.

American Funds Target Date Retirement Series	33

Effective January 1, 2012, the administrative services agreement with CRMC was modified to include all share classes. Under the revised agreement, fees for transfer agent services are no longer included as part of the administrative services fee paid by the funds to CRMC. CRMC receives administrative services fees of 0.05% of average daily net assets from the Class R-6 shares of the underlying funds for administrative services provided to the series.

Class-specific expenses under the agreements described above for the year ended October 31, 2012, were as follows (dollars in thousands):

	Distribution services	Transfer agent services		Transfer agent services reimbursement

2055 Fund
Class A	$55	$38		$—
Class R-1	2	—	*	— *
Class R-2	152	62		—
Class R-3	82	29		—
Class R-4	15	6		—
Class R-5	Not applicable	3		—
Class R-6	Not applicable	—	*	—

Total	$306	$138		$— *

2050 Fund
Class A	$428	$251		$—
Class R-1	34	4		— *
Class R-2	956	390		—
Class R-3	525	186		—
Class R-4	143	58		—
Class R-5	Not applicable	13		—
Class R-6	Not applicable	1		—

Total	$2,086	$903		$— *

2045 Fund
Class A	$394	$239		$—
Class R-1	47	6		— *
Class R-2	1,065	433		—
Class R-3	613	220		—
Class R-4	144	59		—
Class R-5	Not applicable	14		—
Class R-6	Not applicable	1		—

Total	$2,263	$972		$— *

2040 Fund
Class A	$760	$462		$—
Class R-1	102	14		(1)
Class R-2	1,833	746		—
Class R-3	1,142	408		—
Class R-4	316	130		—
Class R-5	Not applicable	33		—
Class R-6	Not applicable	2		—

Total	$4,153	$1,795		$(1)

2035 Fund
Class A	$875	$520		$—
Class R-1	113	15		(1)
Class R-2	2,222	905		—
Class R-3	1,313	471		—
Class R-4	304	126		—
Class R-5	Not applicable	33		—
Class R-6	Not applicable	2		—

Total	$4,827	$2,072		$(1)

	Distribution services	Transfer agent services		Transfer agent services reimbursement

2030 Fund
Class A	$1,227	$723		$—
Class R-1	190	25		(1)
Class R-2	3,101	1,254		—
Class R-3	1,999	716		—
Class R-4	576	236		—
Class R-5	Not applicable	52		—
Class R-6	Not applicable	4		—

Total	$7,093	$3,010		$(1)

2025 Fund
Class A	$1,389	$802		$—
Class R-1	125	17		(1)
Class R-2	3,115	1,269		—
Class R-3	2,035	728		—
Class R-4	515	211		—
Class R-5	Not applicable	43		—
Class R-6	Not applicable	3		—

Total	$7,179	$3,073		$(1)

2020 Fund
Class A	$1,693	$979		$—
Class R-1	159	21		(1)
Class R-2	3,064	1,266		—
Class R-3	2,362	848		—
Class R-4	710	294		—
Class R-5	Not applicable	54		—
Class R-6	Not applicable	5		—

Total	$7,988	$3,467		$(1)

2015 Fund
Class A	$1,418	$782		$—
Class R-1	122	16		(1)
Class R-2	2,207	909		—
Class R-3	1,765	638		—
Class R-4	426	173		—
Class R-5	Not applicable	32		—
Class R-6	Not applicable	2		—

Total	$5,938	$2,552		$(1)

2010 Fund
Class A	$1,128	$630		$—
Class R-1	34	4		— *
Class R-2	986	408		—
Class R-3	859	312		—
Class R-4	271	111		—
Class R-5	Not applicable	21		—
Class R-6	Not applicable	2		—

Total	$3,278	$1,488		$— *

* Amount less than one thousand.

34	American Funds Target Date Retirement Series

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation on the accompanying financial statements includes current fees (either paid in cash or deferred) and the net increase in the value of the deferred amounts as follows:

	Current fees	Increase in value of deferred amounts	Total trustees’ compensation

2055 Fund	$515	$8	$523
2050 Fund	3,707	380	4,087
2045 Fund	3,868	301	4,169
2040 Fund	7,490	676	8,166
2035 Fund	8,451	872	9,323
2030 Fund	12,671	1,300	13,971
2025 Fund	12,706	1,488	14,194
2020 Fund	15,035	1,920	16,955
2015 Fund	11,098	1,662	12,760
2010 Fund	7,074	1,375	8,449

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the series.

7. Investment transactions

The funds made purchases and sales of investment securities during the year ended October 31, 2012, as follows (dollars in thousands):

	Purchases	Sales

2055 Fund	$56,959	$7,707
2050 Fund	109,032	14,171
2045 Fund	148,028	16,050
2040 Fund	219,954	25,152
2035 Fund	245,477	34,793
2030 Fund	328,102	63,864
2025 Fund	342,432	52,492
2020 Fund	375,721	80,667
2015 Fund	236,200	120,026
2010 Fund	139,148	94,265

American Funds Target Date Retirement Series	35

8. Capital share transactions

Capital share transactions in the funds for the year ended October 31, 2012, were as follows (dollars and shares in thousands):

	2055 Fund		2050 Fund		2045 Fund		2040 Fund

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Class A
Sales*	$24,751	2,148	$66,011	7,006	$69,896	7,283	$113,353	11,800
Reinvestments of dividends and distributions	624	59	3,676	419	3,251	363	6,763	755
Repurchases*	(9,628)	(835)	(41,924)	(4,438)	(39,279)	(4,094)	(65,700)	(6,801)

Total Class A transactions	15,747	1,372	27,763	2,987	33,868	3,552	54,416	5,754

Class R-1
Sales*	284	24	2,086	225	2,014	213	5,153	551
Reinvestments of dividends and distributions	2	— †	42	5	57	7	135	15
Repurchases*	(28)	(2)	(1,939)	(208)	(1,324)	(139)	(4,456)	(473)

Total Class R-1 transactions	258	22	189	22	747	81	832	93

Class R-2
Sales*	21,519	1,875	56,047	6,011	69,119	7,299	109,111	11,485
Reinvestments of dividends and distributions	354	33	1,656	190	1,780	201	3,235	366
Repurchases*	(10,018)	(869)	(41,893)	(4,534)	(42,529)	(4,498)	(71,092)	(7,526)

Total Class R-2 transactions	11,855	1,039	15,810	1,667	28,370	3,002	41,254	4,325

Class R-3
Sales*	21,811	1,891	53,287	5,694	65,279	6,843	108,896	11,387
Reinvestments of dividends and distributions	357	33	1,652	189	1,818	204	3,648	409
Repurchases*	(10,237)	(896)	(32,425)	(3,481)	(36,534)	(3,826)	(67,141)	(7,029)

Total Class R-3 transactions	11,931	1,028	22,514	2,402	30,563	3,221	45,403	4,767

Class R-4
Sales*	10,795	927	32,009	3,398	39,147	4,064	65,604	6,799
Reinvestments of dividends and distributions	106	10	1,035	118	962	108	2,379	266
Repurchases*	(4,203)	(365)	(17,772)	(1,893)	(18,366)	(1,917)	(36,321)	(3,779)

Total Class R-4 transactions	6,698	572	15,272	1,623	21,743	2,255	31,662	3,286

Class R-5
Sales*	3,645	315	11,632	1,226	17,183	1,774	30,662	3,164
Reinvestments of dividends and distributions	135	13	491	56	552	61	1,333	148
Repurchases*	(1,337)	(115)	(7,437)	(783)	(9,429)	(962)	(24,435)	(2,546)

Total Class R-5 transactions	2,443	213	4,686	499	8,306	873	7,560	766

Class R-6
Sales*	1,888	161	10,464	1,109	10,073	1,039	17,331	1,792
Reinvestments of dividends and distributions	20	2	141	16	143	16	374	42
Repurchases*	(1,166)	(104)	(1,750)	(183)	(2,055)	(212)	(3,460)	(356)

Total Class R-6 transactions	742	59	8,855	942	8,161	843	14,245	1,478

Total net increase	$49,674	4,305	$95,089	10,142	$131,758	13,827	$195,372	20,469

See page 38 for footnotes.

36	American Funds Target Date Retirement Series

2035 Fund		2030 Fund		2025 Fund		2020 Fund		2015 Fund		2010 Fund

Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

$114,568	11,988	$155,439	16,190	$173,189	18,397	$215,804	22,960	$160,442	16,934	$117,684	12,511
7,878	885	11,869	1,323	14,135	1,602	19,465	2,192	18,505	2,051	20,838	2,318
(79,654)	(8,310)	(113,732)	(11,738)	(133,761)	(14,123)	(162,835)	(17,255)	(148,027)	(15,585)	(92,346)	(9,795)

42,792	4,563	53,576	5,775	53,563	5,876	72,434	7,897	30,920	3,400	46,176	5,034

4,643	496	8,478	905	4,487	483	6,699	733	3,571	385	2,018	214
158	18	285	32	205	23	309	35	321	36	131	15
(3,030)	(323)	(8,153)	(859)	(3,039)	(328)	(6,846)	(739)	(4,262)	(459)	(1,867)	(199)

1,771	191	610	78	1,653	178	162	29	(370)	(38)	282	30

119,912	12,731	158,043	16,651	163,451	17,610	152,374	16,431	100,451	10,736	58,051	6,211
4,154	472	6,495	732	7,170	822	8,312	946	7,621	855	5,221	586
(75,450)	(8,029)	(111,994)	(11,826)	(115,514)	(12,473)	(115,904)	(12,521)	(96,453)	(10,303)	(65,304)	(7,011)

48,616	5,174	52,544	5,557	55,107	5,959	44,782	4,856	11,619	1,288	(2,032)	(214)

122,311	12,893	160,148	16,766	189,865	20,292	214,315	22,939	145,353	15,424	81,570	8,681
4,346	491	7,210	808	8,025	915	10,681	1,208	9,974	1,112	7,175	801
(72,912)	(7,696)	(100,754)	(10,536)	(115,094)	(12,297)	(140,320)	(15,012)	(124,368)	(13,161)	(84,919)	(9,032)

53,745	5,688	66,604	7,038	82,796	8,910	84,676	9,135	30,959	3,375	3,826	450

62,554	6,512	113,724	11,764	100,441	10,585	125,848	13,355	85,576	9,050	51,296	5,462
2,364	265	4,736	529	4,645	527	7,127	803	5,301	588	4,887	544
(36,818)	(3,862)	(59,514)	(6,186)	(55,173)	(5,858)	(76,803)	(8,175)	(74,877)	(7,892)	(50,966)	(5,418)

28,100	2,915	58,946	6,107	49,913	5,254	56,172	5,983	16,000	1,746	5,217	588

32,908	3,420	39,653	4,085	40,916	4,287	53,361	5,623	69,873	7,214	21,565	2,256
1,384	155	2,644	294	1,885	213	2,954	331	1,762	194	1,895	210
(17,726)	(1,826)	(41,183)	(4,385)	(19,297)	(2,026)	(42,469)	(4,572)	(49,689)	(5,125)	(18,045)	(1,917)

16,566	1,749	1,114	(6)	23,504	2,474	13,846	1,382	21,946	2,283	5,415	549

23,185	2,410	40,259	4,168	33,377	3,530	39,416	4,172	23,929	2,500	11,157	1,180
345	39	837	93	637	72	1,007	113	647	72	746	83
(3,799)	(400)	(6,775)	(703)	(6,237)	(656)	(10,190)	(1,074)	(7,873)	(819)	(8,200)	(870)

19,731	2,049	34,321	3,558	27,777	2,946	30,233	3,211	16,703	1,753	3,703	393

$211,321	22,329	$267,715	28,107	$294,313	31,597	$302,305	32,493	$127,777	13,807	$62,587	6,830

American Funds Target Date Retirement Series	37

Capital share transactions in the funds for the year ended October 31, 2011, were as follows (dollars and shares in thousands):

	2055 Fund		2050 Fund		2045 Fund		2040 Fund

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Class A
Sales*	$20,821	1,823	$63,972	6,901	$65,203	6,893	$116,188	12,259
Reinvestments of dividends and distributions	144	13	4,413	479	3,407	363	5,420	577
Repurchases*	(6,629)	(585)	(30,191)	(3,269)	(23,292)	(2,466)	(48,310)	(5,113)

Total Class A transactions	14,336	1,251	38,194	4,111	45,318	4,790	73,298	7,723

Class R-1
Sales*	83	7	2,444	267	2,091	223	5,220	561
Reinvestments of dividends and distributions	— †	— †	71	8	73	8	105	11
Repurchases*	(16)	(1)	(2,039)	(227)	(1,511)	(162)	(3,720)	(403)

Total Class R-1 transactions	67	6	476	48	653	69	1,605	169

Class R-2
Sales*	16,790	1,487	50,963	5,564	58,516	6,288	95,478	10,257
Reinvestments of dividends and distributions	55	5	2,612	287	2,286	247	2,958	318
Repurchases*	(5,760)	(512)	(28,993)	(3,165)	(31,656)	(3,404)	(55,685)	(5,969)

Total Class R-2 transactions	11,085	980	24,582	2,686	29,146	3,131	42,751	4,606

Class R-3
Sales*	16,529	1,455	45,312	4,913	50,796	5,415	90,773	9,633
Reinvestments of dividends and distributions	65	6	2,170	237	2,030	218	3,073	328
Repurchases*	(8,596)	(755)	(29,051)	(3,146)	(25,707)	(2,745)	(51,844)	(5,517)

Total Class R-3 transactions	7,998	706	18,431	2,004	27,119	2,888	42,002	4,444

Class R-4
Sales*	5,959	527	23,777	2,566	23,050	2,444	51,529	5,479
Reinvestments of dividends and distributions	20	2	1,107	120	895	95	1,925	205
Repurchases*	(3,670)	(325)	(10,452)	(1,138)	(9,154)	(982)	(28,021)	(2,971)

Total Class R-4 transactions	2,309	204	14,432	1,548	14,791	1,557	25,433	2,713

Class R-5
Sales*	2,136	183	11,643	1,244	12,709	1,342	27,533	2,872
Reinvestments of dividends and distributions	51	5	477	52	468	50	1,043	110
Repurchases*	(311)	(27)	(3,644)	(393)	(5,504)	(586)	(12,777)	(1,359)

Total Class R-5 transactions	1,876	161	8,476	903	7,673	806	15,799	1,623

Class R-6
Sales*	1,857	155	4,578	489	6,932	734	12,554	1,330
Reinvestments of dividends and distributions	3	— †	154	16	206	21	343	37
Repurchases*	(813)	(76)	(3,733)	(411)	(5,998)	(657)	(8,026)	(870)

Total Class R-6 transactions	1,047	79	999	94	1,140	98	4,871	497

Total net increase	$38,718	3,387	$105,590	11,394	$125,840	13,339	$205,759	21,775

* Includes exchanges between share classes of the fund.
† Amount less than one thousand.

38	American Funds Target Date Retirement Series

2035 Fund		2030 Fund		2025 Fund		2020 Fund		2015 Fund		2010 Fund

Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
$121,895	12,949	$165,035	17,416	$192,974	20,800	$239,136	25,918	$189,697	20,343	$141,116	15,202
7,428	796	8,551	912	12,775	1,395	19,280	2,125	18,114	1,982	15,284	1,679
(56,445)	(6,041)	(87,348)	(9,285)	(104,688)	(11,331)	(135,302)	(14,692)	(137,654)	(14,786)	(143,954)	(15,456)

72,878	7,704	86,238	9,043	101,061	10,864	123,114	13,351	70,157	7,539	12,446	1,425

4,160	449	8,930	953	4,386	478	6,678	731	5,227	569	1,538	167
156	16	212	23	206	23	330	36	350	39	89	10
(1,754)	(188)	(6,171)	(657)	(2,736)	(299)	(4,106)	(451)	(4,809)	(520)	(1,339)	(144)

2,562	277	2,971	319	1,856	202	2,902	316	768	88	288	33

107,445	11,591	144,434	15,483	150,263	16,442	140,323	15,427	101,805	11,064	53,384	5,810
4,336	470	4,744	511	6,923	764	9,285	1,034	7,976	882	3,775	418
(65,797)	(7,096)	(86,143)	(9,269)	(93,866)	(10,295)	(94,679)	(10,435)	(77,520)	(8,419)	(51,730)	(5,632)

45,984	4,965	63,035	6,725	63,320	6,911	54,929	6,026	32,261	3,527	5,429	596

100,704	10,753	141,574	15,046	143,795	15,615	163,356	17,854	128,265	13,852	73,134	7,903
4,010	432	5,218	559	7,054	773	11,090	1,228	10,054	1,105	5,491	605
(52,246)	(5,595)	(85,727)	(9,171)	(84,934)	(9,307)	(115,167)	(12,607)	(102,539)	(11,076)	(76,260)	(8,253)

52,468	5,590	61,065	6,434	65,915	7,081	59,279	6,475	35,780	3,881	2,365	255

48,828	5,232	85,106	9,034	80,393	8,708	97,752	10,607	61,912	6,658	43,926	4,730
2,079	223	3,117	333	3,917	427	6,866	758	5,036	551	3,651	401
(27,308)	(2,917)	(40,226)	(4,277)	(49,461)	(5,325)	(58,923)	(6,405)	(48,271)	(5,196)	(43,027)	(4,631)

23,599	2,538	47,997	5,090	34,849	3,810	45,695	4,960	18,677	2,013	4,550	500

27,113	2,848	46,160	4,834	39,386	4,207	56,239	6,048	28,789	3,074	24,521	2,617
1,044	112	1,838	195	1,368	149	2,573	283	1,380	150	1,698	186
(12,393)	(1,335)	(22,554)	(2,375)	(23,006)	(2,491)	(27,058)	(2,921)	(17,803)	(1,913)	(25,845)	(2,755)

15,764	1,625	25,444	2,654	17,748	1,865	31,754	3,410	12,366	1,311	374	48

13,304	1,418	22,204	2,342	18,340	1,980	20,817	2,254	15,663	1,682	12,829	1,374
371	40	562	60	611	67	1,107	122	764	84	693	76
(9,357)	(1,036)	(12,699)	(1,383)	(13,043)	(1,459)	(16,591)	(1,833)	(16,644)	(1,817)	(12,891)	(1,392)

4,318	422	10,067	1,019	5,908	588	5,333	543	(217)	(51)	631	58

$217,573	23,121	$296,817	31,284	$290,657	31,321	$323,006	35,081	$169,792	18,308	$26,083	2,915

American Funds Target Date Retirement Series	39

Financial highlights

Period ended	Net asset value, beginning of period	Income from investment operations[1]			Dividends and distributions			Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimburse- ments/ waivers[4]		Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[5]		Ratio of net income to average net assets[3]

		Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions

American Funds 2055 Target Date Retirement Fund
Class A:
10/31/12	$11.14	$.18	$1.13	$1.31	$(.16)	$(.16)	$(.32)	$12.13	12.18%	$37,802.56%			.37%		.78%		1.59%
10/31/11	11.12	.18	.06	.24	(.15)	(.07)	(.22)	11.14	2.11	19,454.76			.39		.79		1.57
10/31/10[6,7]	10.00	.11	1.01	1.12	—	—	—	11.12	11.20	5,507.89		[8]	.36	[8]	.78	[8]	1.37	[8]
Class R-1:
10/31/12	11.05	.09	1.12	1.21	(.11)	(.16)	(.27)	11.99	11.24	358	1.29		1.12		1.53		.75
10/31/11	11.05	.09	.08	.17	(.10)	(.07)	(.17)	11.05	1.43	83	1.51		1.16		1.56		.78
10/31/10[6,7]	10.00	.04	1.01	1.05	—	—	—	11.05	10.50	17	1.83	[8]	1.16	[8]	1.58	[8]	.58	[8]
Class R-2:
10/31/12	11.04	.10	1.11	1.21	(.11)	(.16)	(.27)	11.98	11.30	26,862	1.29		1.10		1.51		.86
10/31/11	11.06	.09	.08	.17	(.12)	(.07)	(.19)	11.04	1.43	13,280	1.48		1.11		1.51		.79
10/31/10[6,7]	10.00	.05	1.01	1.06	—	—	—	11.06	10.60	2,466	1.68	[8]	1.11	[8]	1.53	[8]	.60[8]
Class R-3:
10/31/12	11.09	.14	1.12	1.26	(.14)	(.16)	(.30)	12.05	11.75	24,292.92			.73		1.14		1.25
10/31/11	11.09	.13	.07	.20	(.13)	(.07)	(.20)	11.09	1.75	10,958	1.09		.74		1.14		1.13
10/31/10[6,7]	10.00	.07	1.02	1.09	—	—	—	11.09	10.90	3,126	1.45	[8]	.74	[8]	1.16	[8]	.95	[8]
Class R-4:
10/31/12	11.14	.17	1.14	1.31	(.16)	(.16)	(.32)	12.13	12.16	10,368.58			.39		.80		1.45
10/31/11	11.11	.16	.09	.25	(.15)	(.07)	(.22)	11.14	2.14	3,155.77			.42		.82		1.45
10/31/10[6,7]	10.00	.11	1.00	1.11	—	—	—	11.11	11.10	873.89		[8]	.42	[8]	.84	[8]	1.48	[8]
Class R-5:
10/31/12	11.18	.22	1.12	1.34	(.18)	(.16)	(.34)	12.18	12.45	7,080.30			.10		.51		1.90
10/31/11	11.14	.22	.05	.27	(.16)	(.07)	(.23)	11.18	2.38	4,117.51			.11		.51		1.93
10/31/10[6,7]	10.00	.15	.99	1.14	—	—	—	11.14	11.40	2,311.45		[8]	.12	[8]	.54	[8]	1.93	[8]
Class R-6:
10/31/12	11.19	.20	1.15	1.35	(.19)	(.16)	(.35)	12.19	12.48	1,799.24			.06		.47		1.69
10/31/11	11.14	.14	.15	.29	(.17)	(.07)	(.24)	11.19	2.50	992.24			.06		.46		1.26
10/31/10[6,7]	10.00	.13	1.01	1.14	—	—	—	11.14	11.40	107.62		[8]	.07	[8]	.49	[8]	1.66	[8]

See page 50 for footnotes.

40    American Funds Target Date Retirement Series

Period ended	Net asset value, beginning of period	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimburse- ments/ waivers[4]	Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]	Net effective expense ratio[5]	Ratio of net income to average net assets[3]

		Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions

American Funds 2050 Target Date Retirement Fund
Class A:
10/31/12	$9.04	$.16	$.91	$1.07	$(.16)	$(.03)	$(.19)	$9.92	12.13%	$214,647.48%		.38%	.79%	1.67%
10/31/11	9.13	.16	.05	.21	(.17)	(.13)	(.30)	9.04	2.18	168,621.49		.39	.79	1.75
10/31/10	8.08	.15	1.12	1.27	(.15)	(.07)	(.22)	9.13	15.86	132,836.49		.39	.81	1.71
10/31/09	7.14	.16	1.12	1.28	(.14)	(.20)	(.34)	8.08	19.33	83,597.47		.30	.75	2.34
10/31/08	11.42	.20	(4.33)	(4.13)	(.14)	(.01)	(.15)	7.14	(36.61)	38,350.44		.25	.67	2.07
Class R-1:
10/31/12	8.88	.08	.91	.99	(.09)	(.03)	(.12)	9.75	11.36	3,554	1.26	1.16	1.57	.89
10/31/11	9.00	.09	.03	.12	(.11)	(.13)	(.24)	8.88	1.39	3,052	1.28	1.13	1.53	1.02
10/31/10	7.97	.09	1.10	1.19	(.09)	(.07)	(.16)	9.00	15.00	2,653	1.32	1.13	1.55	1.02
10/31/09	7.08	.11	1.10	1.21	(.12)	(.20)	(.32)	7.97	18.28	1,994	1.47	1.09	1.54	1.66
10/31/08	11.36	.09	(4.26)	(4.17)	(.10)	(.01)	(.11)	7.08	(37.07)	928	1.53	1.04	1.46	.95
Class R-2:
10/31/12	8.90	.09	.90	.99	(.10)	(.03)	(.13)	9.76	11.29	144,578	1.19	1.09	1.50	.96
10/31/11	9.00	.10	.04	.14	(.11)	(.13)	(.24)	8.90	1.51	116,947	1.19	1.09	1.49	1.05
10/31/10	7.98	.08	1.11	1.19	(.10)	(.07)	(.17)	9.00	15.03	94,183	1.24	1.11	1.53	.99
10/31/09	7.06	.10	1.12	1.22	(.10)	(.20)	(.30)	7.98	18.37	60,068	1.58	1.11	1.56	1.47
10/31/08	11.36	.11	(4.29)	(4.18)	(.11)	(.01)	(.12)	7.06	(37.15)	24,657	1.52	1.08	1.50	1.18
Class R-3:
10/31/12	8.97	.12	.91	1.03	(.13)	(.03)	(.16)	9.84	11.75	121,222.81		.71	1.12	1.32
10/31/11	9.06	.13	.04	.17	(.13)	(.13)	(.26)	8.97	1.86	88,952.82		.72	1.12	1.43
10/31/10	8.02	.12	1.11	1.23	(.12)	(.07)	(.19)	9.06	15.53	71,732.84		.72	1.14	1.38
10/31/09	7.10	.14	1.11	1.25	(.13)	(.20)	(.33)	8.02	18.81	57,379.96		.68	1.13	1.93
10/31/08	11.40	.14	(4.30)	(4.16)	(.13)	(.01)	(.14)	7.10	(36.90)	24,154.94		.65	1.07	1.51
Class R-4:
10/31/12	9.03	.16	.91	1.07	(.16)	(.03)	(.19)	9.91	12.15	67,836.48		.38	.79	1.65
10/31/11	9.13	.16	.04	.20	(.17)	(.13)	(.30)	9.03	2.09	47,162.50		.40	.80	1.70
10/31/10	8.07	.14	1.13	1.27	(.14)	(.07)	(.21)	9.13	15.97	33,539.50		.39	.81	1.68
10/31/09	7.14	.15	1.12	1.27	(.14)	(.20)	(.34)	8.07	19.15	18,598.57		.35	.80	2.20
10/31/08	11.43	.18	(4.31)	(4.13)	(.15)	(.01)	(.16)	7.14	(36.64)	7,121.56		.30	.72	1.87
Class R-5:
10/31/12	9.09	.18	.92	1.10	(.18)	(.03)	(.21)	9.98	12.50	27,059.19		.09	.50	1.94
10/31/11	9.18	.19	.04	.23	(.19)	(.13)	(.32)	9.09	2.43	20,117.19		.09	.49	2.00
10/31/10	8.11	.17	1.13	1.30	(.16)	(.07)	(.23)	9.18	16.25	12,021.20		.09	.51	2.05
10/31/09	7.17	.17	1.13	1.30	(.16)	(.20)	(.36)	8.11	19.50	8,656.25		.05	.50	2.42
10/31/08	11.45	.22	(4.33)	(4.11)	(.16)	(.01)	(.17)	7.17	(36.43)	2,712.26		.02	.44	2.27
Class R-6:
10/31/12	9.07	.17	.94	1.11	(.19)	(.03)	(.22)	9.96	12.57	14,317.14		.04	.45	1.82
10/31/11	9.16	.19	.04	.23	(.19)	(.13)	(.32)	9.07	2.48	4,504.14		.04	.44	2.04
10/31/10	8.08	.15	1.16	1.31	(.16)	(.07)	(.23)	9.16	16.37	3,679.14		.04	.46	1.77
10/31/09[6,9]	7.00	.04	1.04	1.08	—	—	—	8.08	15.43	376.08		.01	.46	.50

American Funds Target Date Retirement Series    41

Financial highlights (continued)

	Net asset value, beginning of period	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimburse- ments/ waivers[4]	Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]	Net effective expense ratio[5]	Ratio of net income to average net assets[3]

		Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions

Period ended
American Funds 2045 Target Date Retirement Fund
Class A:
10/31/12	$9.21	$.16	$.93	$1.09	$(.16)	$(.03)	$(.19)	$10.11	12.07%	$208,380.48%		.38%	.79%	1.66%
10/31/11	9.27	.16	.04	.20	(.16)	(.10)	(.26)	9.21	2.15	157,029.49		.39	.79	1.74
10/31/10	8.16	.15	1.13	1.28	(.14)	(.03)	(.17)	9.27	15.92	113,675.49		.39	.81	1.71
10/31/09	7.15	.16	1.14	1.30	(.14)	(.15)	(.29)	8.16	19.28	68,878.48		.31	.76	2.26
10/31/08	11.42	.19	(4.32)	(4.13)	(.14)	— [10]	(.14)	7.15	(36.60)	28,693.46		.26	.68	1.94
Class R-1:
10/31/12	9.07	.08	.93	1.01	(.10)	(.03)	(.13)	9.95	11.24	5,200	1.26	1.16	1.57	.89
10/31/11	9.13	.09	.05	.14	(.10)	(.10)	(.20)	9.07	1.46	4,011	1.29	1.14	1.54	.99
10/31/10	8.07	.09	1.11	1.20	(.11)	(.03)	(.14)	9.13	15.05	3,407	1.31	1.13	1.55	1.01
10/31/09	7.08	.09	1.14	1.23	(.09)	(.15)	(.24)	8.07	18.33	2,037	1.50	1.10	1.55	1.29
10/31/08	11.36	.11	(4.29)	(4.18)	(.10)	— [10]	(.10)	7.08	(37.10)	562	1.54	1.03	1.45	1.13
Class R-2:
10/31/12	9.05	.09	.92	1.01	(.10)	(.03)	(.13)	9.93	11.32	163,820	1.18	1.08	1.49	.96
10/31/11	9.12	.10	.04	.14	(.11)	(.10)	(.21)	9.05	1.50	122,118	1.19	1.09	1.49	1.04
10/31/10	8.05	.08	1.12	1.20	(.10)	(.03)	(.13)	9.12	15.02	94,602	1.24	1.11	1.53	.98
10/31/09	7.07	.10	1.13	1.23	(.10)	(.15)	(.25)	8.05	18.39	55,895	1.63	1.11	1.56	1.44
10/31/08	11.36	.10	(4.28)	(4.18)	(.11)	— [10]	(.11)	7.07	(37.14)	20,523	1.74	1.08	1.50	1.03
Class R-3:
10/31/12	9.13	.13	.93	1.06	(.13)	(.03)	(.16)	10.03	11.83	143,406.81		.71	1.12	1.31
10/31/11	9.20	.13	.04	.17	(.14)	(.10)	(.24)	9.13	1.76	101,208.82		.72	1.12	1.41
10/31/10	8.11	.12	1.12	1.24	(.12)	(.03)	(.15)	9.20	15.48	75,383.84		.72	1.14	1.39
10/31/09	7.11	.13	1.14	1.27	(.12)	(.15)	(.27)	8.11	18.90	52,582.98		.68	1.13	1.89
10/31/08	11.40	.15	(4.31)	(4.16)	(.13)	— [10]	(.13)	7.11	(36.87)	20,938.99		.65	1.07	1.57
Class R-4:
10/31/12	9.20	.16	.94	1.10	(.16)	(.03)	(.19)	10.11	12.20	71,907.48		.38	.79	1.63
10/31/11	9.27	.16	.03	.19	(.16)	(.10)	(.26)	9.20	2.05	44,726.50		.40	.80	1.70
10/31/10	8.16	.15	1.13	1.28	(.14)	(.03)	(.17)	9.27	15.89	30,605.50		.39	.81	1.69
10/31/09	7.14	.16	1.15	1.31	(.14)	(.15)	(.29)	8.16	19.42	17,458.56		.33	.78	2.19
10/31/08	11.43	.16	(4.31)	(4.15)	(.14)	— [10]	(.14)	7.14	(36.72)	6,394.59		.32	.74	1.71
Class R-5:
10/31/12	9.27	.19	.93	1.12	(.18)	(.03)	(.21)	10.18	12.41	34,351.18		.08	.49	1.92
10/31/11	9.32	.19	.05	.24	(.19)	(.10)	(.29)	9.27	2.49	23,175.19		.09	.49	1.98
10/31/10	8.20	.18	1.13	1.31	(.16)	(.03)	(.19)	9.32	16.17	15,802.20		.09	.51	2.08
10/31/09	7.17	.18	1.15	1.33	(.15)	(.15)	(.30)	8.20	19.77	12,154.24		.05	.50	2.47
10/31/08	11.45	.20	(4.33)	(4.13)	(.15)	— [10]	(.15)	7.17	(36.51)	4,668.24		.02	.44	2.12
Class R-6:
10/31/12	9.24	.18	.95	1.13	(.19)	(.03)	(.22)	10.15	12.49	14,811.14		.04	.45	1.82
10/31/11	9.29	.20	.04	.24	(.19)	(.10)	(.29)	9.24	2.55	5,696.15		.05	.45	2.05
10/31/10	8.17	.14	1.17	1.31	(.16)	(.03)	(.19)	9.29	16.18	4,814.13		.04	.46	1.60
10/31/09[6,9]	7.07	.02	1.08	1.10	—	—	—	8.17	15.56	50.14		.01	.46	.20

See page 50 for footnotes.

42	American Funds Target Date Retirement Series

	Net asset value, beginning of period	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimburse- ments/ waivers[4]	Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]	Net effective expense ratio[5]	Ratio of net income to average net assets[3]

		Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions

Period ended
American Funds 2040 Target Date Retirement Fund
Class A:
10/31/12	$9.23	$.16	$.92	$1.08	$(.16)	$(.03)	$(.19)	$10.12	12.05%	$396,860.47%		.37%	.78%	1.68%
10/31/11	9.23	.17	.03	.20	(.16)	(.04)	(.20)	9.23	2.15	308,636.47		.37	.77	1.76
10/31/10	8.13	.15	1.14	1.29	(.15)	(.04)	(.19)	9.23	15.94	237,418.48		.38	.80	1.71
10/31/09	7.14	.17	1.14	1.31	(.15)	(.17)	(.32)	8.13	19.44	142,457.45		.30	.75	2.32
10/31/08	11.42	.19	(4.32)	(4.13)	(.14)	(.01)	(.15)	7.14	(36.65)	64,679.42		.26	.68	1.99
Class R-1:
10/31/12	9.07	.09	.91	1.00	(.10)	(.03)	(.13)	9.94	11.25	10,580	1.25	1.15	1.56	.92
10/31/11	9.08	.09	.04	.13	(.10)	(.04)	(.14)	9.07	1.40	8,811	1.28	1.13	1.53	.98
10/31/10	8.02	.08	1.12	1.20	(.10)	(.04)	(.14)	9.08	15.04	7,287	1.31	1.12	1.54	.96
10/31/09	7.07	.11	1.12	1.23	(.11)	(.17)	(.28)	8.02	18.38	4,044	1.40	1.09	1.54	1.54
10/31/08	11.36	.11	(4.28)	(4.17)	(.11)	(.01)	(.12)	7.07	(37.12)	1,565	1.39	1.03	1.45	1.12
Class R-2:
10/31/12	9.07	.09	.92	1.01	(.10)	(.03)	(.13)	9.95	11.37	279,898	1.17	1.07	1.48	.97
10/31/11	9.09	.10	.03	.13	(.11)	(.04)	(.15)	9.07	1.48	216,000	1.18	1.08	1.48	1.07
10/31/10	8.02	.08	1.13	1.21	(.10)	(.04)	(.14)	9.09	15.01	174,516	1.21	1.11	1.53	.99
10/31/09	7.06	.10	1.13	1.23	(.10)	(.17)	(.27)	8.02	18.45	110,125	1.41	1.11	1.56	1.46
10/31/08	11.36	.10	(4.28)	(4.18)	(.11)	(.01)	(.12)	7.06	(37.17)	44,147	1.41	1.08	1.50	1.06
Class R-3:
10/31/12	9.16	.13	.92	1.05	(.13)	(.03)	(.16)	10.05	11.78	262,484.80		.70	1.11	1.34
10/31/11	9.17	.13	.04	.17	(.14)	(.04)	(.18)	9.16	1.76	195,629.81		.71	1.11	1.44
10/31/10	8.08	.12	1.13	1.25	(.12)	(.04)	(.16)	9.17	15.58	155,028.82		.72	1.14	1.39
10/31/09	7.11	.14	1.12	1.26	(.12)	(.17)	(.29)	8.08	18.81	106,089.89		.68	1.13	1.93
10/31/08	11.40	.14	(4.29)	(4.15)	(.13)	(.01)	(.14)	7.11	(36.85)	52,383.85		.65	1.07	1.48
Class R-4:
10/31/12	9.22	.16	.93	1.09	(.16)	(.03)	(.19)	10.12	12.17	152,850.47		.37	.78	1.66
10/31/11	9.22	.17	.04	.21	(.17)	(.04)	(.21)	9.22	2.16	109,018.48		.38	.78	1.75
10/31/10	8.12	.14	1.15	1.29	(.15)	(.04)	(.19)	9.22	15.94	84,031.49		.38	.80	1.69
10/31/09	7.14	.16	1.13	1.29	(.14)	(.17)	(.31)	8.12	19.27	45,065.53		.35	.80	2.18
10/31/08	11.43	.18	(4.32)	(4.14)	(.14)	(.01)	(.15)	7.14	(36.69)	15,292.51		.30	.72	1.91
Class R-5:
10/31/12	9.28	.19	.94	1.13	(.19)	(.03)	(.22)	10.19	12.52	69,397.18		.08	.49	1.98
10/31/11	9.28	.19	.04	.23	(.19)	(.04)	(.23)	9.28	2.38	56,123.18		.08	.48	2.04
10/31/10	8.16	.17	1.15	1.32	(.16)	(.04)	(.20)	9.28	16.33	41,033.20		.09	.51	1.99
10/31/09	7.17	.18	1.14	1.32	(.16)	(.17)	(.33)	8.16	19.61	24,830.22		.05	.50	2.51
10/31/08	11.45	.20	(4.32)	(4.12)	(.15)	(.01)	(.16)	7.17	(36.47)	10,341.19		.02	.44	2.13
Class R-6:
10/31/12	9.26	.18	.94	1.12	(.19)	(.03)	(.22)	10.16	12.48	31,058.13		.03	.44	1.88
10/31/11	9.25	.20	.04	.24	(.19)	(.04)	(.23)	9.26	2.54	14,616.13		.03	.43	2.09
10/31/10	8.13	.16	1.16	1.32	(.16)	(.04)	(.20)	9.25	16.32	10,012.14		.04	.46	1.82
10/31/09[6,11]	7.62	.03	.48	.51	—	—	—	8.13	6.69	2,179.05		.01	.46	.41

American Funds Target Date Retirement Series	43

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of expenses to average net assets before reimburse- ments/ waivers[4]	Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]

Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)			Net effective expense ratio[5]	Ratio of net income to average net assets[3]
American Funds 2035 Target Date Retirement Fund
Class A:
10/31/12	$9.17	$.17	$.91	$1.08	$(.17)	$(.03)	$(.20)	$10.05	12.08%	$436,995.47%		.37%	.77%	1.75%
10/31/11	9.20	.17	.03	.20	(.17)	(.06)	(.23)	9.17	2.25	356,943.47		.37	.77	1.85
10/31/10	8.11	.15	1.13	1.28	(.15)	(.04)	(.19)	9.20	15.83	287,023.49		.38	.80	1.79
10/31/09	7.15	.17	1.12	1.29	(.15)	(.18)	(.33)	8.11	19.33	186,064.44		.30	.75	2.37
10/31/08	11.42	.19	(4.32)	(4.13)	(.14)	— [10]	(.14)	7.15	(36.58)	94,123.40		.24	.66	2.01
Class R-1:
10/31/12	9.00	.09	.90	.99	(.11)	(.03)	(.14)	9.85	11.21	12,657	1.25	1.14	1.54	.97
10/31/11	9.04	.10	.04	.14	(.12)	(.06)	(.18)	9.00	1.50	9,846	1.27	1.12	1.52	1.10
10/31/10	8.01	.09	1.10	1.19	(.12)	(.04)	(.16)	9.04	14.92	7,388	1.30	1.12	1.54	1.05
10/31/09	7.07	.11	1.12	1.23	(.11)	(.18)	(.29)	8.01	18.45	3,805	1.36	1.07	1.52	1.49
10/31/08	11.36	.12	(4.29)	(4.17)	(.12)	— [10]	(.12)	7.07	(37.07)	1,385	1.39	1.03	1.45	1.23
Class R-2:
10/31/12	9.02	.10	.90	1.00	(.11)	(.03)	(.14)	9.88	11.29	336,285	1.17	1.07	1.47	1.04
10/31/11	9.06	.11	.03	.14	(.12)	(.06)	(.18)	9.02	1.46	260,379	1.18	1.08	1.48	1.16
10/31/10	8.01	.09	1.10	1.19	(.10)	(.04)	(.14)	9.06	15.01	216,478	1.21	1.10	1.52	1.07
10/31/09	7.07	.11	1.11	1.22	(.10)	(.18)	(.28)	8.01	18.42	139,134	1.33	1.11	1.56	1.51
10/31/08	11.36	.10	(4.28)	(4.18)	(.11)	— [10]	(.11)	7.07	(37.10)	58,095	1.30	1.08	1.50	1.08
Class R-3:
10/31/12	9.11	.13	.90	1.03	(.14)	(.03)	(.17)	9.97	11.59	302,167.80		.70	1.10	1.40
10/31/11	9.14	.14	.04	.18	(.15)	(.06)	(.21)	9.11	1.98	224,057.81		.71	1.11	1.51
10/31/10	8.06	.13	1.12	1.25	(.13)	(.04)	(.17)	9.14	15.48	173,728.82		.71	1.13	1.48
10/31/09	7.11	.14	1.12	1.26	(.13)	(.18)	(.31)	8.06	18.85	123,546.86		.68	1.13	1.97
10/31/08	11.40	.15	(4.31)	(4.16)	(.13)	— [10]	(.13)	7.11	(36.86)	58,657.83		.65	1.07	1.57
Class R-4:
10/31/12	9.17	.17	.90	1.07	(.17)	(.03)	(.20)	10.04	11.97	144,120.47		.37	.77	1.73
10/31/11	9.19	.17	.04	.21	(.17)	(.06)	(.23)	9.17	2.26	104,803.48		.38	.78	1.83
10/31/10	8.11	.15	1.12	1.27	(.15)	(.04)	(.19)	9.19	15.79	81,769.49		.38	.80	1.77
10/31/09	7.14	.16	1.14	1.30	(.15)	(.18)	(.33)	8.11	19.45	46,878.52		.35	.80	2.29
10/31/08	11.43	.18	(4.33)	(4.15)	(.14)	— [10]	(.14)	7.14	(36.70)	20,881.50		.31	.73	1.85
Class R-5:
10/31/12	9.23	.19	.91	1.10	(.19)	(.03)	(.22)	10.11	12.33	77,847.17		.07	.47	2.01
10/31/11	9.25	.20	.03	.23	(.19)	(.06)	(.25)	9.23	2.60	54,885.18		.08	.48	2.08
10/31/10	8.15	.18	1.13	1.31	(.17)	(.04)	(.21)	9.25	16.08	39,971.19		.09	.51	2.12
10/31/09	7.17	.18	1.14	1.32	(.16)	(.18)	(.34)	8.15	19.80	29,859.20		.05	.50	2.54
10/31/08	11.45	.20	(4.33)	(4.13)	(.15)	— [10]	(.15)	7.17	(36.49)	12,289.18		.02	.44	2.16
Class R-6:
10/31/12	9.20	.18	.93	1.11	(.20)	(.03)	(.23)	10.08	12.41	35,210.13		.03	.43	1.88
10/31/11	9.22	.21	.03	.24	(.20)	(.06)	(.26)	9.20	2.54	13,278.13		.03	.43	2.17
10/31/10	8.12	.14	1.16	1.30	(.16)	(.04)	(.20)	9.22	16.35	9,411.13		.03	.45	1.65
10/31/09[6,9]	7.03	.03	1.06	1.09	—	—	—	8.12	15.36	29.22		.01	.46	.32

See page 50 for footnotes.

44	American Funds Target Date Retirement Series

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of expenses to average net assets before reimburse- ments/ waivers[4]	Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]	Net effective expense ratio[5]	Ratio of net income to average net assets[3]

Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)
American Funds 2030 Target Date Retirement Fund
Class A:
10/31/12	$9.25	$.17	$.92	$1.09	$(.17)	$(.05)	$(.22)	$10.12	12.07%	$598,064.47%		.37%	.77%	1.78%
10/31/11	9.21	.18	.04	.22	(.17)	(.01)	(.18)	9.25	2.44	493,241.48		.38	.78	1.88
10/31/10	8.12	.16	1.12	1.28	(.15)	(.04)	(.19)	9.21	15.92	407,921.48		.38	.79	1.83
10/31/09	7.16	.17	1.12	1.29	(.15)	(.18)	(.33)	8.12	19.24	268,081.44		.30	.75	2.45
10/31/08	11.39	.20	(4.29)	(4.09)	(.14)	— [10]	(.14)	7.16	(36.30)	130,458.41		.26	.67	2.10
Class R-1:
10/31/12	9.12	.10	.91	1.01	(.11)	(.05)	(.16)	9.97	11.19	19,127	1.24	1.14	1.54	1.01
10/31/11	9.10	.11	.04	.15	(.12)	(.01)	(.13)	9.12	1.77	16,778	1.26	1.11	1.51	1.14
10/31/10	8.04	.09	1.12	1.21	(.11)	(.04)	(.15)	9.10	15.00	13,844	1.28	1.10	1.51	1.09
10/31/09	7.10	.11	1.12	1.23	(.11)	(.18)	(.29)	8.04	18.25	8,741	1.31	1.07	1.52	1.57
10/31/08	11.33	.13	(4.26)	(4.13)	(.10)	— [10]	(.10)	7.10	(36.74)	3,384	1.27	1.02	1.43	1.36
Class R-2:
10/31/12	9.10	.10	.91	1.01	(.11)	(.05)	(.16)	9.95	11.28	460,507	1.17	1.07	1.47	1.08
10/31/11	9.07	.11	.05	.16	(.12)	(.01)	(.13)	9.10	1.79	370,589	1.17	1.07	1.47	1.19
10/31/10	8.02	.09	1.11	1.20	(.11)	(.04)	(.15)	9.07	14.98	308,636	1.19	1.09	1.50	1.12
10/31/09	7.08	.11	1.12	1.23	(.11)	(.18)	(.29)	8.02	18.38	197,529	1.28	1.11	1.56	1.57
10/31/08	11.33	.11	(4.24)	(4.13)	(.12)	— [10]	(.12)	7.08	(36.84)	81,500	1.24	1.08	1.49	1.15
Class R-3:
10/31/12	9.18	.14	.91	1.05	(.14)	(.05)	(.19)	10.04	11.68	450,376.79		.69	1.09	1.43
10/31/11	9.15	.15	.04	.19	(.15)	(.01)	(.16)	9.18	2.07	347,121.80		.70	1.10	1.55
10/31/10	8.07	.13	1.12	1.25	(.13)	(.04)	(.17)	9.15	15.58	287,041.82		.71	1.12	1.50
10/31/09	7.12	.14	1.12	1.26	(.13)	(.18)	(.31)	8.07	18.80	197,536.84		.68	1.13	2.04
10/31/08	11.37	.16	(4.27)	(4.11)	(.14)	— [10]	(.14)	7.12	(36.58)	96,539.80		.65	1.06	1.63
Class R-4:
10/31/12	9.24	.17	.92	1.09	(.17)	(.05)	(.22)	10.11	12.10	276,224.47		.37	.77	1.75
10/31/11	9.21	.18	.04	.22	(.18)	(.01)	(.19)	9.24	2.34	196,059.48		.38	.78	1.86
10/31/10	8.12	.16	1.12	1.28	(.15)	(.04)	(.19)	9.21	15.90	148,399.49		.38	.79	1.82
10/31/09	7.16	.17	1.12	1.29	(.15)	(.18)	(.33)	8.12	19.18	91,883.50		.35	.80	2.33
10/31/08	11.40	.19	(4.28)	(4.09)	(.15)	— [10]	(.15)	7.16	(36.34)	37,796.48		.31	.72	2.00
Class R-5:
10/31/12	9.30	.21	.92	1.13	(.20)	(.05)	(.25)	10.18	12.44	108,966.17		.07	.47	2.16
10/31/11	9.26	.21	.04	.25	(.20)	(.01)	(.21)	9.30	2.69	99,636.17		.07	.47	2.18
10/31/10	8.16	.17	1.14	1.31	(.17)	(.04)	(.21)	9.26	16.18	74,589.19		.08	.49	2.03
10/31/09	7.19	.19	1.13	1.32	(.17)	(.18)	(.35)	8.16	19.57	36,913.20		.05	.50	2.66
10/31/08	11.42	.21	(4.28)	(4.07)	(.16)	— [10]	(.16)	7.19	(36.13)	17,570.18		.02	.43	2.20
Class R-6:
10/31/12	9.28	.19	.93	1.12	(.20)	(.05)	(.25)	10.15	12.41	68,191.13		.03	.43	1.97
10/31/11	9.23	.21	.05	.26	(.20)	(.01)	(.21)	9.28	2.85	29,319.12		.02	.42	2.18
10/31/10	8.13	.17	1.13	1.30	(.16)	(.04)	(.20)	9.23	16.17	19,766.14		.03	.44	2.04
10/31/09[6,9]	7.05	.04	1.04	1.08	—	—	—	8.13	15.32	5,207.05		.01	.46	.51

American Funds Target Date Retirement Series	45

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of expenses to average net assets before reimburse- ments/ waivers[4]	Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]		Ratio of net income to average net assets[3]

Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)			Net effective expense ratio[5]
American Funds 2025 Target Date Retirement Fund
Class A:
10/31/12	$9.09	$.17	$.86	$1.03	$(.18)	$(.05)	$(.23)	$9.89	11.65%	$658,118.47%		.37%	.76%	1.80%
10/31/11	9.09	.18	.06	.24	(.18)	(.06)	(.24)	9.09	2.79	551,679.47		.37	.76	1.94
10/31/10	8.07	.16	1.06	1.22	(.16)	(.04)	(.20)	9.09	15.22	452,498.48		.38	.78	1.93
10/31/09	7.20	.18	1.05	1.23	(.16)	(.20)	(.36)	8.07	18.36	295,939.45		.30	.73	2.55
10/31/08	11.37	.21	(4.24)	(4.03)	(.14)	— [10]	(.14)	7.20	(35.82)	163,525.40		.25	.66	2.19
Class R-1:
10/31/12	8.96	.09	.85	.94	(.11)	(.05)	(.16)	9.74	10.75	13,883	1.25	1.14	1.53	1.01
10/31/11	8.97	.11	.07	.18	(.13)	(.06)	(.19)	8.96	2.09	11,177	1.27	1.12	1.51	1.20
10/31/10	7.99	.10	1.04	1.14	(.12)	(.04)	(.16)	8.97	14.35	9,379	1.30	1.12	1.52	1.20
10/31/09	7.13	.12	1.05	1.17	(.11)	(.20)	(.31)	7.99	17.48	5,039	1.32	1.08	1.51	1.68
10/31/08	11.31	.13	(4.20)	(4.07)	(.11)	— [10]	(.11)	7.13	(36.32)	2,127	1.29	1.02	1.43	1.38
Class R-2:
10/31/12	8.94	.10	.85	.95	(.12)	(.05)	(.17)	9.72	10.85	462,775	1.17	1.07	1.46	1.10
10/31/11	8.95	.11	.07	.18	(.13)	(.06)	(.19)	8.94	2.00	372,438	1.17	1.07	1.46	1.25
10/31/10	7.97	.10	1.03	1.13	(.11)	(.04)	(.15)	8.95	14.41	310,827	1.20	1.09	1.49	1.22
10/31/09	7.12	.12	1.05	1.17	(.12)	(.20)	(.32)	7.97	17.48	204,244	1.24	1.10	1.53	1.70
10/31/08	11.31	.12	(4.19)	(4.07)	(.12)	— [10]	(.12)	7.12	(36.34)	91,210	1.21	1.06	1.47	1.24
Class R-3:
10/31/12	9.03	.14	.84	.98	(.15)	(.05)	(.20)	9.81	11.16	464,713.80		.70	1.09	1.45
10/31/11	9.02	.15	.08	.23	(.16)	(.06)	(.22)	9.03	2.52	347,012.80		.70	1.09	1.61
10/31/10	8.02	.14	1.04	1.18	(.14)	(.04)	(.18)	9.02	14.87	283,026.82		.71	1.11	1.62
10/31/09	7.16	.15	1.05	1.20	(.14)	(.20)	(.34)	8.02	17.91	204,594.83		.69	1.12	2.15
10/31/08	11.35	.17	(4.22)	(4.05)	(.14)	— [10]	(.14)	7.16	(36.10)	105,548.79		.64	1.05	1.75
Class R-4:
10/31/12	9.09	.17	.86	1.03	(.18)	(.05)	(.23)	9.89	11.66	246,502.47		.37	.76	1.78
10/31/11	9.08	.18	.07	.25	(.18)	(.06)	(.24)	9.09	2.79	178,912.48		.38	.77	1.92
10/31/10	8.07	.16	1.05	1.21	(.16)	(.04)	(.20)	9.08	15.18	144,150.49		.38	.78	1.91
10/31/09	7.20	.18	1.05	1.23	(.16)	(.20)	(.36)	8.07	18.33	91,333.50		.35	.78	2.50
10/31/08	11.38	.19	(4.22)	(4.03)	(.15)	— [10]	(.15)	7.20	(35.87)	47,207.48		.32	.73	1.95
Class R-5:
10/31/12	9.15	.19	.86	1.05	(.20)	(.05)	(.25)	9.95	11.91	96,824.17		.07	.46	2.05
10/31/11	9.13	.20	.09	.29	(.21)	(.06)	(.27)	9.15	3.14	66,377.17		.07	.46	2.20
10/31/10	8.11	.20	1.04	1.24	(.18)	(.04)	(.22)	9.13	15.49	49,240.19		.08	.48	2.30
10/31/09	7.23	.20	1.06	1.26	(.18)	(.20)	(.38)	8.11	18.70	40,202.20		.05	.48	2.74
10/31/08	11.40	.22	(4.23)	(4.01)	(.16)	— [10]	(.16)	7.23	(35.64)	17,830.17		.02	.43	2.29
Class R-6:
10/31/12	9.13	.18	.88	1.06	(.21)	(.05)	(.26)	9.93	11.98	51,657.13		.03	.42	1.94
10/31/11	9.11	.21	.08	.29	(.21)	(.06)	(.27)	9.13	3.19	20,591.13		.03	.42	2.25
10/31/10	8.08	.15	1.09	1.24	(.17)	(.04)	(.21)	9.11	15.60	15,203.13		.03	.43	1.82
10/31/09[6,9]	7.05	.01	1.02	1.03	—	—	—	8.08	14.61	353.06		.01	.44	.08

See page 50 for footnotes.

46	American Funds Target Date Retirement Series

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of expenses to average net assets before reimburse- ments/ waivers[4]	Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]

Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)			Net effective expense ratio[5]	Ratio of net income to average net assets[3]
American Funds 2020 Target Date Retirement Fund
Class A:
10/31/12	$9.15	$.18	$.74	$.92	$(.21)	$(.05)	$(.26)	$9.81	10.35%	$804,848.47%		.37%	.74%	1.96%
10/31/11	9.14	.21	.11	.32	(.21)	(.10)	(.31)	9.15	3.50	678,416.48		.38	.75	2.24
10/31/10	8.22	.20	.93	1.13	(.17)	(.04)	(.21)	9.14	13.98	556,079.49		.39	.77	2.33
10/31/09	7.38	.20	1.02	1.22	(.18)	(.20)	(.38)	8.22	17.68	374,311.44		.30	.72	2.79
10/31/08	11.30	.23	(4.01)	(3.78)	(.14)	— [10]	(.14)	7.38	(33.81)	217,608.42		.28	.68	2.33
Class R-1:
10/31/12	9.00	.11	.72	.83	(.14)	(.05)	(.19)	9.64	9.49	15,683	1.25	1.14	1.51	1.20
10/31/11	9.01	.14	.10	.24	(.15)	(.10)	(.25)	9.00	2.67	14,380	1.27	1.12	1.49	1.49
10/31/10	8.12	.13	.93	1.06	(.13)	(.04)	(.17)	9.01	13.19	11,541	1.30	1.12	1.50	1.59
10/31/09	7.31	.14	1.01	1.15	(.14)	(.20)	(.34)	8.12	16.77	7,356	1.31	1.08	1.50	1.96
10/31/08	11.24	.14	(3.96)	(3.82)	(.11)	— [10]	(.11)	7.31	(34.30)	3,160	1.28	1.02	1.42	1.51
Class R-2:
10/31/12	9.01	.12	.72	.84	(.15)	(.05)	(.20)	9.65	9.52	447,936	1.17	1.07	1.44	1.26
10/31/11	9.02	.14	.11	.25	(.16)	(.10)	(.26)	9.01	2.70	374,268	1.17	1.07	1.44	1.55
10/31/10	8.12	.14	.93	1.07	(.13)	(.04)	(.17)	9.02	13.30	320,330	1.20	1.09	1.47	1.63
10/31/09	7.30	.14	1.01	1.15	(.13)	(.20)	(.33)	8.12	16.82	214,944	1.20	1.06	1.48	1.99
10/31/08	11.24	.14	(3.96)	(3.82)	(.12)	— [10]	(.12)	7.30	(34.33)	106,855	1.16	1.02	1.42	1.48
Class R-3:
10/31/12	9.08	.15	.74	.89	(.18)	(.05)	(.23)	9.74	10.08	530,271.79		.69	1.06	1.63
10/31/11	9.09	.18	.09	.27	(.18)	(.10)	(.28)	9.08	3.11	411,705.80		.70	1.07	1.92
10/31/10	8.17	.17	.94	1.11	(.15)	(.04)	(.19)	9.09	13.64	352,945.81		.71	1.09	2.03
10/31/09	7.34	.17	1.01	1.18	(.15)	(.20)	(.35)	8.17	17.23	254,120.81		.67	1.09	2.40
10/31/08	11.28	.18	(3.98)	(3.80)	(.14)	— [10]	(.14)	7.34	(34.07)	142,374.77		.63	1.03	1.91
Class R-4:
10/31/12	9.15	.18	.74	.92	(.21)	(.05)	(.26)	9.81	10.35	323,787.47		.37	.74	1.94
10/31/11	9.14	.21	.11	.32	(.21)	(.10)	(.31)	9.15	3.51	247,276.47		.37	.74	2.23
10/31/10	8.22	.20	.93	1.13	(.17)	(.04)	(.21)	9.14	13.96	201,854.49		.38	.76	2.32
10/31/09	7.38	.20	1.02	1.22	(.18)	(.20)	(.38)	8.22	17.65	129,604.49		.34	.76	2.66
10/31/08	11.30	.21	(3.98)	(3.77)	(.15)	— [10]	(.15)	7.38	(33.77)	55,426.47		.31	.71	2.22
Class R-5:
10/31/12	9.20	.22	.73	.95	(.23)	(.05)	(.28)	9.87	10.73	115,917.17		.07	.44	2.28
10/31/11	9.19	.23	.12	.35	(.24)	(.10)	(.34)	9.20	3.76	95,372.17		.07	.44	2.52
10/31/10	8.25	.23	.94	1.17	(.19)	(.04)	(.23)	9.19	14.39	63,932.19		.08	.46	2.62
10/31/09	7.41	.22	1.01	1.23	(.19)	(.20)	(.39)	8.25	17.88	39,599.19		.05	.47	3.02
10/31/08	11.33	.23	(3.99)	(3.76)	(.16)	— [10]	(.16)	7.41	(33.61)	23,433.16		.02	.42	2.40
Class R-6:
10/31/12	9.18	.21	.75	.96	(.24)	(.05)	(.29)	9.85	10.80	66,132.12		.02	.39	2.18
10/31/11	9.17	.24	.11	.35	(.24)	(.10)	(.34)	9.18	3.81	32,185.12		.02	.39	2.56
10/31/10	8.23	.21	.95	1.16	(.18)	(.04)	(.22)	9.17	14.36	27,170.14		.03	.41	2.47
10/31/09[6,9]	7.23	.05	.95	1.00	—	—	—	8.23	13.83	8,324.04		.01	.43	.64

American Funds Target Date Retirement Series	47

Financial highlights (continued)

	Net asset value, beginning of period	Income (loss) from investment operations[1]						Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimburse- ments/ waivers[4]	Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]	Net effective expense ratio[5]	Ratio of net income to average net assets[3]
					Dividends and distributions

		Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions

Period ended
American Funds 2015 Target Date Retirement Fund
Class A:
10/31/12	$9.31	$.19	$.67	$.86	$(.22)	$(.09)	$(.31)	$9.86	9.54%	$622,118.49%		.39%	.73%	2.04%
10/31/11	9.31	.22	.13	.35	(.23)	(.12)	(.35)	9.31	3.74	555,824.48		.38	.73	2.34
10/31/10	8.45	.22	.89	1.11	(.20)	(.05)	(.25)	9.31	13.27	485,697.50		.39	.75	2.50
10/31/09	7.62	.23	.99	1.22	(.21)	(.18)	(.39)	8.45	17.14	360,195.44		.30	.71	3.13
10/31/08	11.16	.26	(3.64)	(3.38)	(.16)	— [10]	(.16)	7.62	(30.69)	229,310.49		.34	.74	2.71
Class R-1:
10/31/12	9.15	.12	.66	.78	(.16)	(.09)	(.25)	9.68	8.67	12,179	1.25	1.14	1.48	1.30
10/31/11	9.16	.15	.13	.28	(.17)	(.12)	(.29)	9.15	3.03	11,856	1.27	1.12	1.47	1.61
10/31/10	8.35	.15	.87	1.02	(.16)	(.05)	(.21)	9.16	12.37	11,070	1.30	1.12	1.48	1.76
10/31/09	7.56	.17	.98	1.15	(.18)	(.18)	(.36)	8.35	16.26	6,828	1.31	1.09	1.50	2.22
10/31/08	11.11	.19	(3.62)	(3.43)	(.12)	— [10]	(.12)	7.56	(31.17)	2,507	1.28	1.02	1.42	2.01
Class R-2:
10/31/12	9.16	.13	.66	.79	(.16)	(.09)	(.25)	9.70	8.84	309,048	1.17	1.07	1.41	1.35
10/31/11	9.18	.15	.12	.27	(.17)	(.12)	(.29)	9.16	2.94	280,206	1.17	1.07	1.42	1.65
10/31/10	8.35	.16	.87	1.03	(.15)	(.05)	(.20)	9.18	12.48	248,274	1.20	1.09	1.45	1.81
10/31/09	7.55	.17	.98	1.15	(.17)	(.18)	(.35)	8.35	16.23	169,123	1.20	1.06	1.47	2.30
10/31/08	11.10	.19	(3.60)	(3.41)	(.14)	— [10]	(.14)	7.55	(31.08)	82,597	1.16	1.02	1.42	1.97
Class R-3:
10/31/12	9.25	.16	.66	.82	(.19)	(.09)	(.28)	9.79	9.15	375,534.80		.70	1.04	1.73
10/31/11	9.25	.19	.13	.32	(.20)	(.12)	(.32)	9.25	3.48	323,498.80		.70	1.05	2.03
10/31/10	8.40	.19	.88	1.07	(.17)	(.05)	(.22)	9.25	12.93	287,863.82		.71	1.07	2.20
10/31/09	7.59	.20	.98	1.18	(.19)	(.18)	(.37)	8.40	16.64	215,184.81		.67	1.08	2.72
10/31/08	11.14	.23	(3.62)	(3.39)	(.16)	— [10]	(.16)	7.59	(30.87)	117,078.77		.63	1.03	2.37
Class R-4:
10/31/12	9.31	.19	.67	.86	(.22)	(.09)	(.31)	9.86	9.56	182,426.47		.37	.71	2.05
10/31/11	9.31	.22	.13	.35	(.23)	(.12)	(.35)	9.31	3.76	156,013.48		.38	.73	2.35
10/31/10	8.45	.22	.89	1.11	(.20)	(.05)	(.25)	9.31	13.26	137,314.49		.38	.74	2.51
10/31/09	7.63	.23	.98	1.21	(.21)	(.18)	(.39)	8.45	17.01	83,795.50		.35	.76	3.03
10/31/08	11.17	.26	(3.64)	(3.38)	(.16)	— [10]	(.16)	7.63	(30.63)	45,228.47		.31	.71	2.68
Class R-5:
10/31/12	9.37	.22	.67	.89	(.25)	(.09)	(.34)	9.92	9.82	73,623.17		.07	.41	2.30
10/31/11	9.36	.24	.14	.38	(.25)	(.12)	(.37)	9.37	4.11	48,120.17		.07	.42	2.60
10/31/10	8.49	.25	.89	1.14	(.22)	(.05)	(.27)	9.36	13.57	35,822.19		.08	.44	2.88
10/31/09	7.66	.25	.99	1.24	(.23)	(.18)	(.41)	8.49	17.42	32,624.19		.05	.46	3.38
10/31/08	11.19	.28	(3.63)	(3.35)	(.18)	— [10]	(.18)	7.66	(30.41)	19,267.17		.02	.42	2.91
Class R-6:
10/31/12	9.34	.22	.69	.91	(.26)	(.09)	(.35)	9.90	10.01	33,972.13		.03	.37	2.28
10/31/11	9.34	.25	.13	.38	(.26)	(.12)	(.38)	9.34	4.07	15,701.13		.03	.38	2.69
10/31/10	8.46	.22	.92	1.14	(.21)	(.05)	(.26)	9.34	13.66	16,167.13		.03	.39	2.49
10/31/09[6,9]	7.49	.04	.93	.97	—	—	—	8.46	12.95	286.06		.01	.42	.46

See page 50 for footnotes.

48	American Funds Target Date Retirement Series

	Net asset value, beginning of period	Income (loss) from investment operations[1]						Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimburse- ments/ waivers[4]	Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]	Net effective expense ratio[5]	Ratio of net income to average net assets[3]
					Dividends and distributions

		Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions

Period ended
American Funds 2010 Target Date Retirement Fund
Class A:
10/31/12	$9.37	$.24	$.60	$.84	$(.28)	$(.16)	$(.44)	$9.77	9.33%	$511,141.49%		.39%	.72%	2.56%
10/31/11	9.33	.27	.11	.38	(.27)	(.07)	(.34)	9.37	4.17	443,287.49		.39	.74	2.93
10/31/10	8.47	.27	.83	1.10	(.22)	(.02)	(.24)	9.33	13.20	427,948.51		.40	.74	3.04
10/31/09	7.69	.27	.94	1.21	(.24)	(.19)	(.43)	8.47	16.92	295,143.46		.32	.70	3.52
10/31/08	11.08	.29	(3.50)	(3.21)	(.17)	(.01)	(.18)	7.69	(29.38)	193,480.48		.33	.72	3.04
Class R-1:
10/31/12	9.29	.17	.59	.76	(.21)	(.16)	(.37)	9.68	8.48	3,668	1.25	1.14	1.47	1.82
10/31/11	9.26	.20	.11	.31	(.21)	(.07)	(.28)	9.29	3.40	3,240	1.27	1.12	1.47	2.19
10/31/10	8.42	.20	.84	1.04	(.18)	(.02)	(.20)	9.26	12.47	2,930	1.31	1.12	1.46	2.32
10/31/09	7.64	.20	.94	1.14	(.17)	(.19)	(.36)	8.42	15.84	2,331	1.37	1.08	1.46	2.61
10/31/08	11.03	.24	(3.49)	(3.25)	(.13)	(.01)	(.14)	7.64	(29.83)	1,118	1.27	1.02	1.41	2.42
Class R-2:
10/31/12	9.25	.18	.58	.76	(.22)	(.16)	(.38)	9.63	8.45	135,378	1.18	1.08	1.41	1.89
10/31/11	9.21	.21	.11	.32	(.21)	(.07)	(.28)	9.25	3.54	131,934	1.18	1.08	1.43	2.23
10/31/10	8.37	.21	.82	1.03	(.17)	(.02)	(.19)	9.21	12.44	125,921	1.20	1.09	1.43	2.35
10/31/09	7.62	.20	.94	1.14	(.20)	(.19)	(.39)	8.37	15.89	98,307	1.23	1.09	1.47	2.71
10/31/08	11.03	.21	(3.47)	(3.26)	(.14)	(.01)	(.15)	7.62	(29.89)	57,628	1.18	1.03	1.42	2.20
Class R-3:
10/31/12	9.32	.21	.59	.80	(.25)	(.16)	(.41)	9.71	8.90	178,091.80		.70	1.03	2.25
10/31/11	9.27	.24	.12	.36	(.24)	(.07)	(.31)	9.32	3.98	166,705.81		.71	1.06	2.62
10/31/10	8.42	.24	.82	1.06	(.19)	(.02)	(.21)	9.27	12.83	163,606.82		.71	1.05	2.74
10/31/09	7.66	.24	.93	1.17	(.22)	(.19)	(.41)	8.42	16.34	138,523.82		.67	1.05	3.15
10/31/08	11.06	.26	(3.48)	(3.22)	(.17)	(.01)	(.18)	7.66	(29.55)	86,635.78		.63	1.02	2.68
Class R-4:
10/31/12	9.37	.24	.60	.84	(.28)	(.16)	(.44)	9.77	9.34	113,784.47		.37	.70	2.57
10/31/11	9.33	.27	.12	.39	(.28)	(.07)	(.35)	9.37	4.21	103,670.48		.38	.73	2.94
10/31/10	8.47	.27	.83	1.10	(.22)	(.02)	(.24)	9.33	13.19	98,544.49		.38	.72	3.05
10/31/09	7.70	.26	.94	1.20	(.24)	(.19)	(.43)	8.47	16.78	72,973.50		.34	.72	3.46
10/31/08	11.09	.29	(3.49)	(3.20)	(.18)	(.01)	(.19)	7.70	(29.32)	39,649.48		.31	.70	2.97
Class R-5:
10/31/12	9.43	.27	.60	.87	(.31)	(.16)	(.47)	9.83	9.60	45,682.17		.07	.40	2.89
10/31/11	9.38	.31	.11	.42	(.30)	(.07)	(.37)	9.43	4.58	38,640.18		.08	.43	3.28
10/31/10	8.50	.30	.84	1.14	(.24)	(.02)	(.26)	9.38	13.62	37,997.19		.08	.42	3.40
10/31/09	7.73	.29	.93	1.22	(.26)	(.19)	(.45)	8.50	17.05	29,675.20		.05	.43	3.84
10/31/08	11.11	.31	(3.49)	(3.18)	(.19)	(.01)	(.20)	7.73	(29.10)	21,528.17		.02	.41	3.26
Class R-6:
10/31/12	9.41	.27	.60	.87	(.31)	(.16)	(.47)	9.81	9.68	19,125.13		.03	.36	2.86
10/31/11	9.36	.31	.12	.43	(.31)	(.07)	(.38)	9.41	4.63	14,646.13		.03	.38	3.28
10/31/10	8.48	.29	.84	1.13	(.23)	(.02)	(.25)	9.36	13.57	14,033.14		.03	.37	3.27
10/31/09[6,9]	7.55	.08	.85	.93	—	—	—	8.48	12.32	4,016.05		.01	.39	.91

American Funds Target Date Retirement Series	49

Financial highlights (continued)

	Period ended October 31

Portfolio turnover rate for all share classes	2012	2011	2010	2009		2008

2055 Fund	10%	23%	44%[6,7]	—%		—%
2050 Fund	3	2	7	5		5
2045 Fund	3	1	4	—	[12]	2
2040 Fund	2	1	2	1		2
2035 Fund	3	1	2	—		— [12]
2030 Fund	4	2	1	—	[12]	2
2025 Fund	3	3	3	1		1
2020 Fund	4	7	8	1		1
2015 Fund	8	7	13	2		3
2010 Fund	10	19	21	5		12

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services and reimbursed other fees and expenses. In addition, during the periods shown, CRMC paid a portion of the funds’ transfer agent services fees for certain retirement plan share classes.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See pages 52 to 57 for further information regarding fees and expenses.
[6]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[7]	For the period February 1, 2010, commencement of operations, through October 31, 2010.
[8]	Annualized.
[9]	For the period July 13, 2009, the initial sale of the share class, through October 31, 2009.
[10]	Amount less than $.01.
[11]	For the period July 27, 2009, the initial sale of the share class, through October 31, 2009.
[12]	Amount is either less than 1% or there is no turnover.

See Notes to Financial Statements

50	American Funds Target Date Retirement Series

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of the American Funds Target Date Retirement Series:

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of the American Funds Target Date Retirement Series comprising the American Funds 2055 Target Date Retirement Fund, American Funds 2050 Target Date Retirement Fund, American Funds 2045 Target Date Retirement Fund, American Funds 2040 Target Date Retirement Fund, American Funds 2035 Target Date Retirement Fund, American Funds 2030 Target Date Retirement Fund, American Funds 2025 Target Date Retirement Fund, American Funds 2020 Target Date Retirement Fund, American Funds 2015 Target Date Retirement Fund and American Funds 2010 Target Date Retirement Fund (the “Series”), as of October 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of October 31, 2012, by correspondence with the custodian and transfer agent; where replies were not received from the transfer agent, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising the American Funds Target Date Retirement Series as of October 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California
December 7, 2012

American Funds Target Date Retirement Series	51

Expense example	unaudited

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2012, through October 31, 2012).

Actual expenses:
The first line of each share class in the table on pages 53 to 57 provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on pages 53 to 57 provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

52	American Funds Target Date Retirement Series

	Beginning account value 5/1/2012	Ending account value 10/31/2012	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
American Funds 2055 Target Date Retirement Fund
Class A — actual return	$1,000.00	$1,022.77	$1.83	.36%	$3.92	.77%
Class A — assumed 5% return	1,000.00	1,023.33	1.83	.36	3.91	.77

Class R-1 — actual return	1,000.00	1,018.69	5.68	1.12	7.76	1.53
Class R-1 — assumed 5% return	1,000.00	1,019.51	5.69	1.12	7.76	1.53

Class R-2 — actual return	1,000.00	1,018.71	5.78	1.14	7.87	1.55
Class R-2 — assumed 5% return	1,000.00	1,019.41	5.79	1.14	7.86	1.55

Class R-3 — actual return	1,000.00	1,020.32	3.76	.74	5.84	1.15
Class R-3 — assumed 5% return	1,000.00	1,021.42	3.76	.74	5.84	1.15

Class R-4 — actual return	1,000.00	1,021.90	2.03	.40	4.12	.81
Class R-4 — assumed 5% return	1,000.00	1,023.13	2.03	.40	4.12	.81

Class R-5 — actual return	1,000.00	1,023.53	.51	.10	2.59	.51
Class R-5 — assumed 5% return	1,000.00	1,024.63	.51	.10	2.59	.51

Class R-6 — actual return	1,000.00	1,023.51	.25	.05	2.34	.46
Class R-6 — assumed 5% return	1,000.00	1,024.89	.25	.05	2.34	.46

American Funds 2050 Target Date Retirement Fund
Class A — actual return	$1,000.00	$1,022.68	$1.88	.37%	$3.97	.78%
Class A — assumed 5% return	1,000.00	1,023.28	1.88	.37	3.96	.78

Class R-1 — actual return	1,000.00	1,018.81	5.89	1.16	7.97	1.57
Class R-1 — assumed 5% return	1,000.00	1,019.30	5.89	1.16	7.96	1.57

Class R-2 — actual return	1,000.00	1,018.79	5.58	1.10	7.66	1.51
Class R-2 — assumed 5% return	1,000.00	1,019.61	5.58	1.10	7.66	1.51

Class R-3 — actual return	1,000.00	1,020.74	3.61	.71	5.69	1.12
Class R-3 — assumed 5% return	1,000.00	1,021.57	3.61	.71	5.69	1.12

Class R-4 — actual return	1,000.00	1,021.65	1.93	.38	4.01	.79
Class R-4 — assumed 5% return	1,000.00	1,023.23	1.93	.38	4.01	.79

Class R-5 — actual return	1,000.00	1,023.59	.41	.08	2.49	.49
Class R-5 — assumed 5% return	1,000.00	1,024.73	.41	.08	2.49	.49

Class R-6 — actual return	1,000.00	1,024.69	.15	.03	2.24	.44
Class R-6 — assumed 5% return	1,000.00	1,024.99	.15	.03	2.24	.44

See page 57 for footnotes.

American Funds Target Date Retirement Series	53

Expense example (continued)

	Beginning account value 5/1/2012	Ending account value 10/31/2012	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
American Funds 2045 Target Date Retirement Fund
Class A — actual return	$1,000.00	$1,022.24	$1.83	.36%	$3.91	.77%
Class A — assumed 5% return	1,000.00	1,023.33	1.83	.36	3.91	.77

Class R-1 — actual return	1,000.00	1,018.42	5.89	1.16	7.97	1.57
Class R-1 — assumed 5% return	1,000.00	1,019.30	5.89	1.16	7.96	1.57

Class R-2 — actual return	1,000.00	1,018.46	5.58	1.10	7.66	1.51
Class R-2 — assumed 5% return	1,000.00	1,019.61	5.58	1.10	7.66	1.51

Class R-3 — actual return	1,000.00	1,020.34	3.61	.71	5.69	1.12
Class R-3 — assumed 5% return	1,000.00	1,021.57	3.61	.71	5.69	1.12

Class R-4 — actual return	1,000.00	1,022.24	1.93	.38	4.02	.79
Class R-4 — assumed 5% return	1,000.00	1,023.23	1.93	.38	4.01	.79

Class R-5 — actual return	1,000.00	1,023.12	.36	.07	2.44	.48
Class R-5 — assumed 5% return	1,000.00	1,024.78	.36	.07	2.44	.48

Class R-6 — actual return	1,000.00	1,024.22	.15	.03	2.24	.44
Class R-6 — assumed 5% return	1,000.00	1,024.99	.15	.03	2.24	.44

American Funds 2040 Target Date Retirement Fund
Class A — actual return	$1,000.00	$1,022.22	$1.83	.36%	$3.91	.77%
Class A — assumed 5% return	1,000.00	1,023.33	1.83	.36	3.91	.77

Class R-1 — actual return	1,000.00	1,017.40	5.83	1.15	7.91	1.56
Class R-1 — assumed 5% return	1,000.00	1,019.36	5.84	1.15	7.91	1.56

Class R-2 — actual return	1,000.00	1,018.42	5.53	1.09	7.61	1.50
Class R-2 — assumed 5% return	1,000.00	1,019.66	5.53	1.09	7.61	1.50

Class R-3 — actual return	1,000.00	1,020.31	3.61	.71	5.69	1.12
Class R-3 — assumed 5% return	1,000.00	1,021.57	3.61	.71	5.69	1.12

Class R-4 — actual return	1,000.00	1,022.22	1.88	.37	3.96	.78
Class R-4 — assumed 5% return	1,000.00	1,023.28	1.88	.37	3.96	.78

Class R-5 — actual return	1,000.00	1,024.13	.36	.07	2.44	.48
Class R-5 — assumed 5% return	1,000.00	1,024.78	.36	.07	2.44	.48

Class R-6 — actual return	1,000.00	1,024.19	.10	.02	2.19	.43
Class R-6 — assumed 5% return	1,000.00	1,025.04	.10	.02	2.19	.43

54	American Funds Target Date Retirement Series

	Beginning account value 5/1/2012	Ending account value 10/31/2012	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
American Funds 2035 Target Date Retirement Fund
Class A — actual return	$1,000.00	$1,022.38	$1.83	.36%	$3.86	.76%
Class A — assumed 5% return	1,000.00	1,023.33	1.83	.36	3.86	.76

Class R-1 — actual return	1,000.00	1,018.62	5.84	1.15	7.86	1.55
Class R-1 — assumed 5% return	1,000.00	1,019.36	5.84	1.15	7.86	1.55

Class R-2 — actual return	1,000.00	1,018.56	5.53	1.09	7.56	1.49
Class R-2 — assumed 5% return	1,000.00	1,019.66	5.53	1.09	7.56	1.49

Class R-3 — actual return	1,000.00	1,020.47	3.61	.71	5.64	1.11
Class R-3 — assumed 5% return	1,000.00	1,021.57	3.61	.71	5.63	1.11

Class R-4 — actual return	1,000.00	1,022.40	1.88	.37	3.91	.77
Class R-4 — assumed 5% return	1,000.00	1,023.28	1.88	.37	3.91	.77

Class R-5 — actual return	1,000.00	1,024.31	.36	.07	2.39	.47
Class R-5 — assumed 5% return	1,000.00	1,024.78	.36	.07	2.39	.47

Class R-6 — actual return	1,000.00	1,024.39	.10	.02	2.14	.42
Class R-6 — assumed 5% return	1,000.00	1,025.04	.10	.02	2.14	.42

American Funds 2030 Target Date Retirement Fund
Class A — actual return	$1,000.00	$1,023.25	$1.83	.36%	$3.87	.76%
Class A — assumed 5% return	1,000.00	1,023.33	1.83	.36	3.86	.76

Class R-1 — actual return	1,000.00	1,019.42	5.84	1.15	7.87	1.55
Class R-1 — assumed 5% return	1,000.00	1,019.36	5.84	1.15	7.86	1.55

Class R-2 — actual return	1,000.00	1,019.47	5.48	1.08	7.51	1.48
Class R-2 — assumed 5% return	1,000.00	1,019.71	5.48	1.08	7.51	1.48

Class R-3 — actual return	1,000.00	1,021.36	3.61	.71	5.64	1.11
Class R-3 — assumed 5% return	1,000.00	1,021.57	3.61	.71	5.63	1.11

Class R-4 — actual return	1,000.00	1,022.24	1.88	.37	3.91	.77
Class R-4 — assumed 5% return	1,000.00	1,023.28	1.88	.37	3.91	.77

Class R-5 — actual return	1,000.00	1,024.15	.36	.07	2.39	.47
Class R-5 — assumed 5% return	1,000.00	1,024.78	.36	.07	2.39	.47

Class R-6 — actual return	1,000.00	1,024.22	.10	.02	2.14	.42
Class R-6 — assumed 5% return	1,000.00	1,025.04	.10	.02	2.14	.42

See page 57 for footnotes.

American Funds Target Date Retirement Series	55

Expense example (continued)

	Beginning account value 5/1/2012	Ending account value 10/31/2012	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
American Funds 2025 Target Date Retirement Fund
Class A — actual return	$1,000.00	$1,022.75	$1.88	.37%	$3.86	.76%
Class A — assumed 5% return	1,000.00	1,023.28	1.88	.37	3.86	.76

Class R-1 — actual return	1,000.00	1,019.89	5.84	1.15	7.82	1.54
Class R-1 — assumed 5% return	1,000.00	1,019.36	5.84	1.15	7.81	1.54

Class R-2 — actual return	1,000.00	1,019.94	5.53	1.09	7.51	1.48
Class R-2 — assumed 5% return	1,000.00	1,019.66	5.53	1.09	7.51	1.48

Class R-3 — actual return	1,000.00	1,020.81	3.61	.71	5.59	1.10
Class R-3 — assumed 5% return	1,000.00	1,021.57	3.61	.71	5.58	1.10

Class R-4 — actual return	1,000.00	1,023.81	1.88	.37	3.87	.76
Class R-4 — assumed 5% return	1,000.00	1,023.28	1.88	.37	3.86	.76

Class R-5 — actual return	1,000.00	1,024.72	.36	.07	2.34	.46
Class R-5 — assumed 5% return	1,000.00	1,024.78	.36	.07	2.34	.46

Class R-6 — actual return	1,000.00	1,024.77	.10	.02	2.09	.41
Class R-6 — assumed 5% return	1,000.00	1,025.04	.10	.02	2.08	.41

American Funds 2020 Target Date Retirement Fund
Class A — actual return	$1,000.00	$1,025.08	$1.88	.37%	$3.77	.74%
Class A — assumed 5% return	1,000.00	1,023.28	1.88	.37	3.76	.74

Class R-1 — actual return	1,000.00	1,020.10	5.84	1.15	7.72	1.52
Class R-1 — assumed 5% return	1,000.00	1,019.36	5.84	1.15	7.71	1.52

Class R-2 — actual return	1,000.00	1,021.16	5.54	1.09	7.42	1.46
Class R-2 — assumed 5% return	1,000.00	1,019.66	5.53	1.09	7.41	1.46

Class R-3 — actual return	1,000.00	1,023.11	3.56	.70	5.44	1.07
Class R-3 — assumed 5% return	1,000.00	1,021.62	3.56	.70	5.43	1.07

Class R-4 — actual return	1,000.00	1,025.08	1.88	.37	3.77	.74
Class R-4 — assumed 5% return	1,000.00	1,023.28	1.88	.37	3.76	.74

Class R-5 — actual return	1,000.00	1,025.99	.36	.07	2.24	.44
Class R-5 — assumed 5% return	1,000.00	1,024.78	.36	.07	2.24	.44

Class R-6 — actual return	1,000.00	1,027.11	.10	.02	1.99	.39
Class R-6 — assumed 5% return	1,000.00	1,025.04	.10	.02	1.98	.39

56	American Funds Target Date Retirement Series

	Beginning account value 5/1/2012	Ending account value 10/31/2012	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
American Funds 2015 Target Date Retirement Fund
Class A — actual return	$1,000.00	$1,024.95	$1.93	.38%	$3.66	.72%
Class A — assumed 5% return	1,000.00	1,023.23	1.93	.38	3.66	.72

Class R-1 — actual return	1,000.00	1,021.09	5.79	1.14	7.52	1.48
Class R-1 — assumed 5% return	1,000.00	1,019.41	5.79	1.14	7.51	1.48

Class R-2 — actual return	1,000.00	1,022.13	5.54	1.09	7.27	1.43
Class R-2 — assumed 5% return	1,000.00	1,019.66	5.53	1.09	7.25	1.43

Class R-3 — actual return	1,000.00	1,022.99	3.61	.71	5.34	1.05
Class R-3 — assumed 5% return	1,000.00	1,021.57	3.61	.71	5.33	1.05

Class R-4 — actual return	1,000.00	1,024.95	1.88	.37	3.61	.71
Class R-4 — assumed 5% return	1,000.00	1,023.28	1.88	.37	3.61	.71

Class R-5 — actual return	1,000.00	1,026.92	.36	.07	2.09	.41
Class R-5 — assumed 5% return	1,000.00	1,024.78	.36	.07	2.08	.41

Class R-6 — actual return	1,000.00	1,026.97	.10	.02	1.83	.36
Class R-6 — assumed 5% return	1,000.00	1,025.04	.10	.02	1.83	.36

American Funds 2010 Target Date Retirement Fund
Class A — actual return	$1,000.00	$1,029.50	$1.94	.38%	$3.62	.71%
Class A — assumed 5% return	1,000.00	1,023.23	1.93	.38	3.61	.71

Class R-1 — actual return	1,000.00	1,025.42	5.80	1.14	7.48	1.47
Class R-1 — assumed 5% return	1,000.00	1,019.41	5.79	1.14	7.46	1.47

Class R-2 — actual return	1,000.00	1,024.47	5.55	1.09	7.23	1.42
Class R-2 — assumed 5% return	1,000.00	1,019.66	5.53	1.09	7.20	1.42

Class R-3 — actual return	1,000.00	1,027.51	3.57	.70	5.25	1.03
Class R-3 — assumed 5% return	1,000.00	1,021.62	3.56	.70	5.23	1.03

Class R-4 — actual return	1,000.00	1,029.50	1.89	.37	3.57	.70
Class R-4 — assumed 5% return	1,000.00	1,023.28	1.88	.37	3.56	.70

Class R-5 — actual return	1,000.00	1,030.40	.36	.07	2.04	.40
Class R-5 — assumed 5% return	1,000.00	1,024.78	.36	.07	2.03	.40

Class R-6 — actual return	1,000.00	1,031.54	.10	.02	1.79	.35
Class R-6 — assumed 5% return	1,000.00	1,025.04	.10	.02	1.78	.35

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

American Funds Target Date Retirement Series	57

Board of trustees and other officers

“Independent” trustees[1]

Name and age	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex[3] overseen by trustee	Other directorships[4] held by trustee

William H. Baribault, 67	2009	Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	61	None

James G. Ellis, 65	2010	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	65	Quiksilver, Inc.

Leonard R. Fuller, 66	2007	President and CEO, Fuller Consulting (financial management consulting firm)	65	None

W. Scott Hedrick, 67	2007	Founding General Partner, InterWest Partners (venture capital firm)	61	Hot Topic, Inc.; Office Depot, Inc.

R. Clark Hooper, 66 Chairman of the Board (Independent and Non-Executive)	2010	Private investor	67	JPMorgan Value Opportunities Fund, Inc.; The Swiss Helvetia Fund, Inc.

Merit E. Janow, 54	2007	Professor, Columbia University, School of International and Public Affairs; former Member, World Trade Organization Appellate Body	64	The NASDAQ Stock Market LLC; Trimble Navigation Limited

Laurel B. Mitchell, Ph.D., 57	2010	Clinical Professor and Director, Accounting Program, University of Redlands	61	None

Frank M. Sanchez, 69	2010	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	61	None

Margaret Spellings, 55	2010	President and CEO, Margaret Spellings & Company (public policy and strategic consulting); President, U.S. Forum for Policy Innovation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce; former United States Secretary of Education, United States Department of Education	64	None

Steadman Upham, Ph.D., 63	2010	President and University Professor, The University of Tulsa	64	None

“Interested” trustees[5,6]

Name, age and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex[3] overseen by trustee	Other directorships[4] held by trustee

John H. Smet, 56 Vice Chairman of the Board	2007	Senior Vice President — Fixed Income, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[7]	17	None

Michael J. Downer, 57 President	2006	Director, Senior Vice President and Secretary, Capital Research and Management Company; Director, American Funds Distributors, Inc.;[7] Chairman of the Board, Capital Bank and Trust Company[7]	10	None

The series’ statement of additional information includes further details about the series’ trustees and is available without charge upon request by calling American Funds Service Company at 800/421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

58	American Funds Target Date Retirement Series

Other officers[6]

Name, age and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series

Catherine L. Heron, 65 Executive Vice President	2007	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Senior Vice President and General Counsel, Capital Bank and Trust Company[7]

Alan N. Berro, 52 Senior Vice President	2007	Senior Vice President — Capital World Investors, Capital Research and Management Company

James B. Lovelace, 56 Senior Vice President	2007	Senior Vice President — Capital Research Global Investors, Capital Research and Management Company

Wesley K.-S. Phoa, 46 Senior Vice President	2012	Senior Vice President — Fixed Income, Capital Research Company;[7] Senior Vice President, Capital International Research, Inc.;[7] Vice President, Capital Strategy Research, Inc.[7]

Andrew B. Suzman, 45 Senior Vice President	2012	Senior Vice President — Capital World Investors, Capital Research Company;[7] Director, American Funds Distributors, Inc.;[7] Director, Capital Strategy Research, Inc.[7]

Bradley J. Vogt, 47 Senior Vice President	2012	Director, Capital Research and Management Company; Chairman, Capital Research Company;[7] Senior Vice President — Capital Research Global Investors, Capital Research Company;[7] Director, American Funds Distributors, Inc.[7]

Maria T. Manotok, 38 Vice President	2010	Vice President and Associate Counsel — Fund Business Management Group, Capital Research and Management Company

Steven I. Koszalka, 48 Secretary	2006	Vice President — Fund Business Management Group, Capital Research and Management Company

Gregory F. Niland, 41 Treasurer	2007	Vice President — Fund Business Management Group, Capital Research and Management Company

Courtney R. Taylor, 37 Assistant Secretary	2010	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company

Karl C. Grauman, 44 Assistant Treasurer	2011	Vice President — Fund Business Management Group, Capital Research and Management Company

Dori Laskin, 61 Assistant Treasurer	2010	Vice President — Fund Business Management Group, Capital Research and Management Company

[1]	The term “independent” trustee refers to a director who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]	Capital Research and Management Company manages the American Funds. Capital Research and Management Company also manages American Funds Insurance Series,® which is composed of 19 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs; American Funds Portfolio Series,SM which is composed of eight funds; and American Funds College Target Date Series,SM which is composed of seven funds.
[4]	This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[5]	“Interested persons” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series’ investment adviser, Capital Research and Management Company, or affiliated entities (including the series’ principal underwriter).
[6]	All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[7]	Company affiliated with Capital Research and Management Company.

American Funds Target Date Retirement Series	59

Offices of the series and of the
investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public
accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

60	American Funds Target Date Retirement Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

“Proxy Voting Guidelines for American Funds Target Date Retirement Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

American Funds Target Date Retirement Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Target Date Retirement Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after December 31, 2012, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The right choice for the long term®

The American Funds difference

Since 1931, American Funds has helped investors pursue long-term investment success. Our consistent approach — in combination with a proven system — has resulted in a superior long-term track record.

Consistent approach
We base our decisions on a long-term perspective because we believe it is the best way to achieve superior long-term investment results. Our portfolio counselors average 25 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

Proven system
Our system combines individual accountability with teamwork. Each fund is divided into portions that are managed by investment professionals with varied backgrounds, ages and investment styles. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 60% of 10-year periods and 67% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1] As of 12/31/11.
[2] Based on Class A share results for periods through 12/31/11. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
[3] Based on management fees for the 20-year period ended 12/31/11 versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives

■	Growth funds
AMCAP Fund® EuroPacific Growth Fund®
The Growth Fund of America® The New Economy Fund® New Perspective Fund® New World Fund® SMALLCAP World Fund®

■	Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income Fund® Fundamental InvestorsSM
International Growth and Income FundSM The Investment Company of America® Washington Mutual Investors FundSM

■	Equity-income funds
Capital Income Builder® The Income Fund of America®

■	Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM

■	Bond funds
American Funds Mortgage Fund® American High-Income Trust® The Bond Fund of America®
Capital World Bond Fund®
Intermediate Bond Fund of America® Short-Term Bond Fund of America® U.S. Government Securities Fund®

■	Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond Fund®
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New York®
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

■	Money market fund
American Funds Money Market Fund®

■	American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM
American Funds Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Balanced PortfolioSM
American Funds Income PortfolioSM
American Funds Tax-Advantaged Income PortfolioSM
American Funds Preservation PortfolioSM
American Funds Tax-Exempt Preservation PortfolioSM

■	American Funds Target Date Retirement Series®

■	American Funds College Target Date SeriesSM

The Capital Group Companies

American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2011	$58,000
2012	$61,000

b) Audit-Related Fees:
2011	$3,000
2012	$3,000
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2011	$36,000
2012	$34,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2011	None

2012	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2011	$1,005,000
2012	$1,028,000
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2011	$36,000
2012	$18,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2011	$2,000
2012	$2,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,641,000 for fiscal year 2011 and $1,662,000 for fiscal year 2012. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: December 31, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: December 31, 2012

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: December 31, 2012